--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  AUGUST 31, 2002

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

[PHOTO OF Joseph P. Deane]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER

         Classic Series
   [GRAPHIC]

 Semi-Annual Report . August 31, 2002

 SMITH BARNEY
 MANAGED MUNICIPALS FUND

      JOSEPH P. DEANE

      Joseph P. Deane has more than 32 years of securities business experience and has managed the Fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.** The Fund invests at least 80% of its assets in municipal securities.

      -------------
     ** Certain investors may be subject to the Federal Alternative Minimum Tax
        ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.

      FUND FACTS

      FUND INCEPTION
      --------------------------------------------------------------------------
      March 4, 1981

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      --------------------------------------------------------------------------
      32 Years

                             CLASS 1 CLASS A CLASS B CLASS L
                   -----------------------------------------
                   NASDAQ     SMMOX   SHMMX   SMMBX   SMMCX
                   -----------------------------------------
                   INCEPTION 9/12/00 3/4/81  11/6/92 11/9/94
                   -----------------------------------------

Average Annual Total Returns as of August 31, 2002*

                                    Without Sales Charges/(1)/
                                Class 1  Class A  Class B  Class L
              ----------------------------------------------------
              Six-Month+          3.18%    3.20%    2.92%   2.90%
              ----------------------------------------------------
              One-Year            4.30     4.35     3.86    3.82
              ----------------------------------------------------
              Five-Year            N/A     5.58     5.04    4.98
              ----------------------------------------------------
              Ten-Year             N/A     7.17      N/A     N/A
              ----------------------------------------------------
              Since Inception++   7.59     9.75     6.77    7.27
              ----------------------------------------------------

                                     With Sales Charges/(2)/
                                Class 1  Class A  Class B  Class L
              ----------------------------------------------------
              Six-Month+         (1.71)%  (0.90)%  (1.58)%  0.88%
              ----------------------------------------------------
              One-Year           (0.64)    0.20    (0.62)   1.80
              ----------------------------------------------------
              Five-Year            N/A     4.71     4.87    4.77
              ----------------------------------------------------
              Ten-Year             N/A     6.74      N/A     N/A
              ----------------------------------------------------
              Since Inception++   4.97     9.55     6.77    7.14
              ----------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class 1, A, B and L shares are September 12, 2000, March
   4, 1981, November 6, 1992 and November 9, 1994, respectively.


What's Inside
Letter to Our Shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . .1
Historical Performance  . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Fund at a Glance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . .7
Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . . 29
Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . 31
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . 32
Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended August 31, 2002. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Special Notice to Shareholders
We are pleased to report that R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman, President and Chief Executive Officer of the board of the Fund replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

Performance Review
For the six months ended August 31, 2002, the Fund's Class A shares, without sales charges, returned 3.20%. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ returned 4.17% for the same period.

Investment Strategy
The Fund seeks to maximize current interest income, which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital/2/.

Portfolio Manager Market Overview
We maintained a positive outlook on bonds throughout the reporting period, mainly because we believed the economic environment -- low inflation, an extremely accommodative U.S. Federal Reserve Board ("Fed") and an ample supply of fixed-income investment choices -- was supportive of fixed-income securities. However, in addition to these strong fundamentals, we also believe the bond market benefited from strong emotional reactions from investors during the period. Every time the stock market fell, in an almost knee-jerk reaction, many sections of the bond market rose. So, while we believe that many bond market fundamentals looked strong, we also believe that many investors turned to government and municipal bonds simply as an emotional response to the volatile stock market.

Portfolio Manager Fund Overview and Outlook
Although we continue to believe the municipal bond market offers many attractive investment opportunities, offering yields at 95% of comparable U.S. Treasury bonds at the long end of the yield curve, we are repositioning the Fund to take advantage of what we anticipate should be an improving economy. Specifically, we are reallocating some of the Fund's more aggressive positions, such as bonds with extremely long maturities (longer than 28 or 30 years) and bonds that have fairly deep discount coupons (anything below a 5% coupon) to slightly more conservative alternatives. Going forward, we also plan to concentrate on municipal securities with high credit ratings and avoid assuming any substantial credit risk.

--------
1 The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.
2 Certain investors may be subject to the Federal Alternative Minimum Tax
  ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.


   1 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

We believe the Federal Open Market Committee ("FOMC")/3/ is very clearly on hold in terms of taking any action on short-term interest rates. In our view, there are two basic developments that the FOMC would like to see before it will consider raising the federal funds rate ("fed funds rate")/4/. First, we believe the FOMC wants to be absolutely certain that the American economy is well on the road to recovery. Second, we believe the FOMC is waiting until the enormous amount of money that is currently in short-term securities such as money market funds and CDs begins returning to the stock market and the long-term bond market and moving into the general economy. We believe that this stockpiling of assets in extremely short-term investments indicates just how fearful many investors are. With current short-term rates at such a low levels, we see no valid, fundamental justification for this flight to such short-term investments. Although a similar build-up occurred in the early 1980s, short-term rates during that particular period were extremely high.

In our view, the economy has bottomed out. Barring any further terrorism attacks or acts of war, we believe it may recover faster than most people expect.

Thank you for your investment in the Smith Barney Managed Municipals Fund Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,

          /s/ R Jay Gerken                         /s/ Joseph P. Deane
          R. Jay Gerken                            Joseph P. Deane
          Chairman, President and                  Vice President and
          Chief Executive Officer                  Investment Officer

September 20, 2002

The information provided in this letter represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentages of the Fund's assets in various sectors will remain the same. Please refer to pages 7 through 26 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings, the Fund's performance and the portfolio manager's views are as of August 31, 2002 and are subject to change.


--------
3 The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
4 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


   2 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES



                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital Return/(1)+/
-----------------------------------------------------------------------------------------
8/31/02                $15.68    $15.79     $0.38       $0.00       $0.00       3.18%++
-----------------------------------------------------------------------------------------
2/28/02                 15.52     15.68      0.77        0.00        0.00       6.17
-----------------------------------------------------------------------------------------
Inception* -- 2/28/01   15.10     15.52      0.39        0.00        0.00       5.42++
-----------------------------------------------------------------------------------------
Total                                       $1.54       $0.00       $0.00
-----------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return       Total
Period Ended of Period of Period Dividends Distributions of Capital  Returns/(1)+/
----------------------------------------------------------------------------------
  8/31/02     $15.71    $15.83     $0.37       $0.00       $0.00         3.20%++
----------------------------------------------------------------------------------
  2/28/02      15.52     15.71      0.76        0.00        0.00         6.29
----------------------------------------------------------------------------------
  2/28/01      14.16     15.52      0.76        0.00        0.00        15.33
----------------------------------------------------------------------------------
  2/29/00      15.93     14.16      0.73        0.00        0.00        (6.62)
----------------------------------------------------------------------------------
  2/28/99      16.19     15.93      0.79        0.11        0.00         4.07
----------------------------------------------------------------------------------
  2/28/98      15.61     16.19      0.79        0.48        0.00        12.30
----------------------------------------------------------------------------------
  2/28/97      16.20     15.61      0.91        0.38        0.00         4.51
----------------------------------------------------------------------------------
  2/29/96      15.47     16.20      0.90        0.08        0.00        11.34
----------------------------------------------------------------------------------
  2/28/95      16.13     15.47      0.95        0.29        0.00         4.11
----------------------------------------------------------------------------------
  2/28/94      16.71     16.13      0.88        0.90        0.00         7.41
----------------------------------------------------------------------------------
  2/28/93      15.62     16.71      1.00        0.52        0.03        17.92
----------------------------------------------------------------------------------
  Total                            $8.84       $2.76       $0.03
----------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return       Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)+/
-------------------------------------------------------------------------------------------
8/31/02                $15.72    $15.84     $0.33       $0.00       $0.00         2.92%++
-------------------------------------------------------------------------------------------
2/28/02                 15.53     15.72      0.68        0.00        0.00         5.72
-------------------------------------------------------------------------------------------
2/28/01                 14.16     15.53      0.68        0.00        0.00        14.75
-------------------------------------------------------------------------------------------
2/29/00                 15.92     14.16      0.65        0.00        0.00        (7.08)
-------------------------------------------------------------------------------------------
2/28/99                 16.19     15.92      0.71        0.11        0.00         3.48
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.19      0.71        0.48        0.00        11.81
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.83        0.38        0.00         3.92
-------------------------------------------------------------------------------------------
2/29/96                 15.47     16.20      0.82        0.08        0.00        10.78
-------------------------------------------------------------------------------------------
2/28/95                 16.13     15.47      0.86        0.29        0.00         3.54
-------------------------------------------------------------------------------------------
2/28/94                 16.71     16.13      0.80        0.90        0.00         6.86
-------------------------------------------------------------------------------------------
Inception* -- 2/28/93   15.81     16.71      0.31        0.52        0.01        11.26++
-------------------------------------------------------------------------------------------
Total                                       $7.38       $2.76       $0.01
-------------------------------------------------------------------------------------------


   3 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES



                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return       Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)+/
-------------------------------------------------------------------------------------------
8/31/02                $15.71    $15.83     $0.33       $0.00       $0.00         2.90%++
-------------------------------------------------------------------------------------------
2/28/02                 15.52     15.71      0.67        0.00        0.00         5.68
-------------------------------------------------------------------------------------------
2/28/01                 14.15     15.52      0.67        0.00        0.00        14.72
-------------------------------------------------------------------------------------------
2/29/00                 15.92     14.15      0.64        0.00        0.00        (7.19)
-------------------------------------------------------------------------------------------
2/28/99                 16.18     15.92      0.70        0.11        0.00         3.49
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.18      0.70        0.48        0.00        11.69
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.83        0.38        0.00         3.88
-------------------------------------------------------------------------------------------
2/29/96                 15.47     16.20      0.82        0.08        0.00        10.76
-------------------------------------------------------------------------------------------
Inception* -- 2/28/95   14.30     15.47      0.27        0.29        0.00        12.36++
-------------------------------------------------------------------------------------------
Total                                       $5.63       $1.34       $0.00
-------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return       Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)+/
-------------------------------------------------------------------------------------------
8/31/02                $15.73    $15.85     $0.39       $0.00       $0.00         3.29%++
-------------------------------------------------------------------------------------------
2/28/02                 15.54     15.73      0.79        0.00        0.00         6.47
-------------------------------------------------------------------------------------------
2/28/01                 14.18     15.54      0.79        0.00        0.00        15.52
-------------------------------------------------------------------------------------------
2/29/00                 15.95     14.18      0.76        0.00        0.00        (6.44)
-------------------------------------------------------------------------------------------
2/28/99                 16.19     15.95      0.82        0.11        0.00         4.39
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.19      0.82        0.48        0.00        12.56
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.94        0.38        0.00         4.59
-------------------------------------------------------------------------------------------
Inception* -- 2/29/96   15.63     16.20      0.85        0.08        0.00         9.84++
-------------------------------------------------------------------------------------------
Total                                       $6.16       $1.05       $0.00
-------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


   4 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+


                                        Without Sales Charges/(1)/
                                  ---------------------------------------
                                  Class 1 Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Six Months Ended 8/31/02++  3.18%   3.20%   2.92%   2.90%   3.29%
       ------------------------------------------------------------------
       Year Ended 8/31/02          4.30    4.35    3.86    3.82    4.60
       ------------------------------------------------------------------
       Five Years Ended 8/31/02     N/A    5.58    5.04    4.98    5.80
       ------------------------------------------------------------------
       Ten Years Ended 8/31/02      N/A    7.17     N/A     N/A     N/A
       ------------------------------------------------------------------
       Inception* through 8/31/02  7.59    9.75    6.77    7.27    6.59
       ------------------------------------------------------------------

                                          With Sales Charges/(2)/
                                -------------------------------------------
                                Class 1  Class A  Class B  Class L  Class Y
     ----------------------------------------------------------------------
     Six Months Ended 8/31/02++  (1.71)%  (0.90)%  (1.58)%    0.88%  3.29%
     ----------------------------------------------------------------------
     Year Ended 8/31/02          (0.64)    0.20    (0.62)     1.80   4.60
     ----------------------------------------------------------------------
     Five Years Ended 8/31/02      N/A     4.71     4.87      4.77   5.80
     ----------------------------------------------------------------------
     Ten Years Ended 8/31/02       N/A     6.74      N/A       N/A    N/A
     ----------------------------------------------------------------------
     Inception* through 8/31/02   4.97     9.55     6.77      7.14   6.59
     ----------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                                 Without Sales Charges/(1)/
    -----------------------------------------------------------------------
    Class 1 (Inception* through 8/31/02)                   15.48%
    -----------------------------------------------------------------------
    Class A (8/31/92 through 8/31/02)                      99.96
    -----------------------------------------------------------------------
    Class B (Inception* through 8/31/02)                   90.17
    -----------------------------------------------------------------------
    Class L (Inception* through 8/31/02)                   73.03
    -----------------------------------------------------------------------
    Class Y (Inception* through 8/31/02)                   60.47
    -----------------------------------------------------------------------
(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995,
   respectively.



   5 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SMITH BARNEY MANAGED MUNICIPALS FUND INC. AT A GLANCE (UNAUDITED)

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper General Municipal Debt Funds Average+
--------------------------------------------------------------------------------
                          August 1992 -- August 2002
                                    [CHART]

             Smith Barney      Lehman Brothers   Lipper General
          Managed Municipals    Municipal Bond   Municipal Debt
               Funds Inc.         Fund Index     Funds Average
          ------------------   ---------------   --------------
Aug 1992        $ 9,598            $10,000          $10,000
Feb 1993         10,687             10,743           10,749
Feb 1994         11,476             11,338           11,317
Feb 1995         11,946             11,551           11,391
Feb 1996         13,301             12,828           12,513
Feb 1997         13,900             13,534           13,073
Feb 1998         15,610             14,772           14,258
Feb 1999         16,246             15,549           15,141
Feb 2000         15,171             15,226           14,171
Feb 2001         17,496             17,104           15,799
Feb 2002         18,597             18,273           16,693
Aug 2002         19,192             19,035           17,304

+Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1992, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 2002. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper General Municipal Debt Funds Average is composed of an average of the Fund's peer group of 292 mutual funds investing in municipal securities as of August 31, 2002. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  .


                          TOP TEN STATES REPRESENTED*


                                    [CHART]

California          9.6%
Colorado            7.7%
Florida             7.0%
Massachusetts       5.8%
Michigan            5.6%
Minnesota           3.4%
New Jersey          4.7%
New York            8.8%
Ohio                7.7%
South Carolina      7.6%



                              INDUSTRY BREAKDOWN*


                                    [CHART]

Utilities                    5.1%
Water and Sewer              3.4%
Other Municipal Bonds       22.9%
Cogeneration Facility        4.2%
Education                   13.3%
General Obligation          16.8%
Hospital                     8.8%
Pollution Control Revenue    2.5%
Tobacco                      2.6%
Transportation              20.4%




*As a percentage of total investments. Holdings are as of August 31, 2002 and are subject to change.

   6 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                             AUGUST 31, 2002



   FACE
  AMOUNT    RATING(a)                     SECURITY                               VALUE
-----------------------------------------------------------------------------------------
Alabama -- 0.6%
                 Huntsville, AL Solid Waste Disposal Authority & Resource
                   Recovery Revenue, MBIA-Insured:
$ 4,940,000 AAA    5.500% due 10/1/13 (b)                                     $ 5,400,408
  8,880,000 AAA    5.500% due 10/1/14 (b)                                       9,644,124
  4,000,000 Aaa* Southeast, AL Gas District System Revenue, Series A,
                   AMBAC-Insured,
                   5.625% due 6/1/25                                            4,238,040
----------------------------------------------------------------------------------------
                                                                               19,282,572
----------------------------------------------------------------------------------------
Alaska -- 0.4%
                 Valdez, AK Marine Terminal Revenue:
  9,850,000 AA+    British Petroleum Pipeline Project, Series A, 5.850% due
                    8/1/25                                                     10,097,333
    600,000 A-1+   Exxon Mobil Project, 1.800% due 12/1/29 (c)                    600,000
----------------------------------------------------------------------------------------
                                                                               10,697,333
----------------------------------------------------------------------------------------
Arizona -- 2.3%
                 Arizona Health Facilities Authority:
  3,000,000 A-1+   Hospital System Revenue, Northern AZ Healthcare, Series
                    B, 1.350% due 10/1/26 (c)                                   3,000,000
    700,000 NR     Royal Oaks Project, (LOC-Lasalle Bank N.A.), 1.400% due
                    3/1/27 (c)                                                    700,000
 12,170,000 BBB- Greenlee County, AZ IDA, PCR (Phelps Dodge Corp. Project),
                   5.450% due 6/1/09                                           11,717,519
                 Maricopa County, AZ IDA, Multi-Family Housing Revenue:
                   Bay Club at Mesa Cove Project, Series A, MBIA-Insured:
  1,500,000 Aaa*    5.700% due 9/1/20                                           1,578,150
  2,000,000 Aaa*    5.800% due 9/1/35                                           2,092,560
    400,000 A      Laguna Point Apartments Project, 6.500% due 7/1/09             423,292
  3,500,000 A      Series A, (Pre-Refunded -- Escrowed with U.S. government
                    securities to 10/1/05 Call @ 102),
                    6.500% due 10/1/25 (d)                                      4,011,245
 14,000,000 AAA  Mesa, AZ IDA, Discovery Health Systems Revenue, Series A,
                   MBIA-Insured,
                   5.625% due 1/1/19                                           15,091,580
                 Phoenix, AZ Civic Improvement Corp.:
                   Airport Revenue, FGIC-Insured:
  2,500,000 AAA     5.250% due 7/1/21 (b)                                       2,531,650
 11,000,000 AAA     5.375% due 7/1/29 (b)                                      11,117,700
  2,500,000 AA+    Excise Tax Revenue, Municipal Courthouse Project, Series
                    A, 5.250% due 7/1/24                                        2,569,200
  2,900,000 AAA    Water System Revenue, FGIC-Insured, 5.000% due 7/1/26        2,933,466
  3,375,000 AA   Salt River Project, AZ Agricultural Improvement & Power
                   Distribution, Electric System Revenue,
                   Series A, 5.000% due 1/1/23                                  3,418,234
    225,000 NR   Scottsdale, AZ IDA Revenue, Westminster Village Inc.,
                   Series A, 8.250% due 6/1/15                                    238,358
                 University of Arizona COP, Series A, AMBAC-Insured:
  3,180,000 AAA    5.500% due 6/1/18                                            3,488,778
  1,525,000 AAA    5.000% due 6/1/19                                            1,586,930
    725,000 AAA    5.000% due 6/1/20                                              748,084
----------------------------------------------------------------------------------------
                                                                               67,246,746
----------------------------------------------------------------------------------------
Arkansas -- 0.2%
  4,345,000 Aaa* Little Rock, AR School District GO, Series B, FSA-Insured,
                   5.500% due 2/1/30                                            4,532,486
----------------------------------------------------------------------------------------
California -- 9.6%
  2,080,000 NR   Apple Valley, CA Unified School Distric COP, 5.900% due
                   9/1/11                                                       2,194,525
  4,000,000 A-1+ Bay Area Toll Authority, CA Toll Bridge Revenue, Series A,
                   1.250% due 4/1/36 (c)                                        4,000,000
  4,180,000 AAA  Brea, CA Redevelopment Agency, Tax Allocation,
                   (Redevelopment Project, Area AB),
                   Series A, AMBAC-Insured, 5.000% due 8/1/23                   4,254,989
  3,000,000 Ba1* California Educational Facilities Authority Revenue, Pooled
                   College & University Projects,
                   Series A, 5.625% due 7/1/23                                  2,877,270


                      See Notes to Financial Statements.

   7 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                          VALUE
-------------------------------------------------------------------------------------------
California -- 9.6% (continued)
 $ 4,000,000 A+   California Health Facilities Finance Authority Revenue,
                    Sutter Health, Series A,
                    6.250% due 8/15/35                                         $  4,318,640
   2,000,000 A-1+ California Infrastructure & Economic Development Bank
                    Revenue, Buck Institute for Age
                    Research, 1.250% due 11/15/37 (c)                             2,000,000
   4,875,000 AAA  California State Department of Veteran Affairs, Home
                    Purchase Revenue, Series A,
                    AMBAC-Insured, 5.300% due 12/1/21                             4,994,974
   3,730,000 AAA  California State Department of Water Resources, Water
                    Revenue, Series W, FSA-Insured,
                    5.125% due 12/1/24                                            3,805,383
  21,000,000 AAA  California State Public Works Board, Lease Revenue,
                    Department of Corrections, Class A,
                    AMBAC-Insured, 5.000% due 3/1/27                             21,173,670
  16,260,000 AAA  Castaic Lake Water Agency COP, Series A, MBIA-Insured,
                    5.250% due 8/1/23                                            16,845,197
   5,000,000 AAA  Contra Costa County, CA Multi-Family Housing Revenue,
                    (Crescent Park Apartments Project),
                    Series B, GNMA-Collateralized, 7.800% due 6/20/34             5,386,750
  15,215,000 AAA  Corona, CA Redevelopment Agency, Tax Allocation,
                    (Redevelopment Project, Area A), Series A, FGIC-Insured,
                    5.500% due 9/1/24                                            15,913,369
   3,655,000 AAA  Cucamonga County, CA Water District COP, FGIC-Insured,
                    5.125% due 9/1/31                                             3,707,778
   5,000,000 AAA  Fresno County, CA Financing Authority, Solid Waste Revenue,
                    (American Avenue Landfill Project), MBIA-Insured, 5.750%
                    due 5/15/14                                                   5,463,200
   3,000,000 AAA  Inglewood, CA Public Financing Authority Revenue, Series A,
                    AMBAC-Insured, 5.250% due 8/1/21                              3,145,500
                  Long Beach, CA Revenue, (Aquarium of the Pacific Project),
                    Series A:
   1,260,000 AAA    Escrowed to maturity with state and local government
                     securities, 5.750% due 7/1/05                                1,348,981
   1,200,000 AAA    Pre-Refunded -- Escrowed with state and local government
                     securities to 7/1/05 Call @ 102, 5.750% due 7/1/06           1,344,828
  13,250,000 AAA  Los Angeles, CA Unified School District, Series E,
                    MBIA-Insured, 5.125% due 1/1/27                              13,489,692
   9,925,000 AAA  Los Angeles County, CA COP, (Antelope Valley Courthouse),
                    Series A, AMBAC-Insured, 5.250% due 11/1/33                  10,209,351
                  Modesto, CA Irrigation District COP, Capital Improvements,
                    Series A, FSA-Insured:
   1,535,000 AAA    5.000% due 7/1/20                                             1,585,440
   2,210,000 AAA    5.000% due 7/1/21                                             2,273,803
   1,680,000 AAA    5.000% due 7/1/22                                             1,705,956
   5,000,000 Aaa* Monterey County, CA COP, Master Plan Financing,
                    MBIA-Insured, 5.000% due 8/1/26                               5,042,700
  10,785,000 AAA  Novato, CA Unified School District, FGIC-Insured, 5.000%
                    due 8/1/26                                                   10,885,193
                  Orange County, CA Recovery, Series A, MBIA-Insured:
   1,000,000 AAA    COP, 6.000% due 7/1/08                                        1,173,710
   1,000,000 AAA    Motor Vehicle Fee Withholding, 6.000% due 6/1/09              1,178,420
   5,000,000 AAA  Pomona, CA Public Financing Authority Revenue, (Merged
                    Redevelopment Project),
                    Series AD, MBIA-Insured, 5.000% due 2/1/27                    5,037,300
                  Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation,
                    (Rancho Redevelopment Project), MBIA-Insured:
   5,000,000 AAA     5.125% due 9/1/30                                            5,077,350
   1,000,000 AAA     Housing Set-Aside, 5.250% due 9/1/26                         1,026,320
   3,000,000 AAA  Riverside, CA Unified School District GO, Election, Series
                    A, FGIC-Insured, 5.000% due 2/1/27                            3,026,520
   2,025,000 Aa3* Sacramento, CA City Financing Authority Revenue, Capital
                    Improvement, 5.600% due 6/1/25                                2,143,807
   6,390,000 AAA  Sacramento County, CA Sanitation District, Financing
                    Authority Revenue, AMBAC-Insured,
                    5.000% due 12/1/27                                            6,439,011
                  San Francisco, CA City & County Airports Commission,
                    International Airports Revenue:
                    Second Series 27B, FGIC-Insured:
   5,345,000 AAA     5.000% due 5/1/22                                            5,457,619
  16,675,000 AAA     5.125% due 5/1/26                                           16,947,803
  11,350,000 AAA    Second Series 28B, MBIA-Insured, 5.000% due 5/1/27           11,444,432

                      See Notes to Financial Statements.

   8 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                          VALUE
--------------------------------------------------------------------------------------------
California -- 9.6% (continued)
                 San Francisco, CA City & County COP, San Bruno Jail No. 3,
                   AMBAC-Insured:
$ 3,000,000 AAA    5.250% due 10/1/20                                           $  3,154,920
  5,000,000 AAA    5.250% due 10/1/26                                              5,152,300
 37,955,000 AAA  San Jose, CA Redevelopment Agency, Tax Allocation, (Merged
                   Area Redevelopment Project),
                   MBIA-Insured, 5.000% due 8/1/32                                38,170,205
                 San Jose, CA Unified School District, Santa Clara County,
                   Series D, FSA-Insured:
  4,580,000 Aaa*   5.000% due 8/1/21                                               4,702,332
  3,000,000 Aaa*   5.125% due 8/1/25                                               3,054,600
  5,500,000 AAA  Santa Clara County, CA Financing Authority Lease Revenue,
                   (VMC Facility Replacement Project),
                   Series A, AMBAC-Insured, 6.750% due 11/15/20                    6,233,810
  2,150,000 AAA  Santa Clarita, CA Community College District, COP, (College
                   of Canyons Improvement Project),
                   MBIA-Insured, 5.125% due 8/1/31                                 2,183,131
 15,000,000 AAA  Tustin, CA Unified School District, Special Tax, Community
                   Facilities District 97-1, Series A,
                   FSA-Insured, 5.000% due 9/1/38                                 15,034,950
  1,515,000 AAA  Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                   Series A, GNMA-Collateralized,
                   6.150% due 4/20/16                                              1,608,248
-----------------------------------------------------------------------------------------
                                                                                 286,213,977
-----------------------------------------------------------------------------------------
Colorado -- 7.7%
                 Arapahoe County, CO Capital Improvement, Transportation
                   Highway Revenue, Series E:
  7,000,000 AAA    Pre-Refunded -- Escrowed with U.S. government securities
                    to 8/31/05 Call @ 20.863, zero coupon due 8/31/26              1,364,300
 18,000,000 AAA    Pre-Refunded -- Escrowed with U.S. government securities
                    to 8/31/05 Call @ 103, 7.000% due 8/31/26 (e)                 21,113,100
                 Arvada, CO Sales & Use Tax Revenue, FGIC-Insured:
    245,000 AAA    Pre-Refunded -- Escrowed with state and local government
                    securities to 12/1/02
                    Call @ 100, 6.250% due 12/1/12                                   247,923
    255,000 AAA    Unrefunded Balance, 6.250% due 12/1/12                            257,757
  1,000,000 A-   Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                   1,062,990
                 Colorado Educational & Cultural Facilities Authority
                   Revenue, (University of Denver Project), AMBAC-Insured:
  2,815,000 AAA     5.250% due 3/1/18                                              2,987,053
  5,810,000 AAA     5.300% due 3/1/19                                              6,147,503
  3,245,000 AAA     5.500% due 3/1/21                                              3,448,332
 12,500,000 A    Colorado Health Facilities Authority Revenue, Series B,
                   Remarketed 7/8/98, 5.350% due 8/1/15                           12,926,625
 12,765,000 BBB+ Colorado Springs, CO Airport Revenue, Series A, 7.000% due
                   1/1/22 (b)                                                     13,078,764
                 Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                   maturity with U.S. government securities):
218,500,000 Aaa*    Series A, zero coupon bond to yield 5.213% due 10/1/22
                      (e)                                                         75,718,990
 27,785,000 Aaa*    Series B, zero coupon bond to yield 5.212% due 10/1/22         9,628,614
                 Denver, CO City & County Airport Revenue:
 26,500,000 A      Series A, 14.000% due 11/15/08 (b)                             40,158,630
                   Series C:
    410,000 Aaa*    Pre-Refunded -- Escrowed with state and local government
                      securities to 11/15/02
                      Call @ 102, 6.750% due 11/15/13 (b)                            422,476
  2,530,000 Aaa*    Pre-Refunded -- Escrowed with state and local government
                      securities to 11/15/02 Call @ 102, 6.750% due 11/15/22
                      (b)                                                          2,606,988
  3,090,000 A       Unrefunded Balance, 6.750% due 11/15/13 (b)                    3,169,166
  9,505,000 A       Unrefunded Balance, 6.750% due 11/15/22 (b)                    9,742,910
                 Denver, CO City & County COP, Series B, AMBAC-Insured:
  6,655,000 AAA    5.750% due 12/1/17                                              7,478,224
  7,420,000 AAA    5.500% due 12/1/21                                              7,917,437
  4,000,000 AAA    5.500% due 12/1/25                                              4,206,640

                      See Notes to Financial Statements.


   9 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT   RATING(a)                             SECURITY                          VALUE
--------------------------------------------------------------------------------------------
Colorado -- 7.7% (continued)
$  400,000 NR    Edgewater, CO Redevelopment Authority Tax Increment
                   Revenue, (Pre-Refunded -- Escrowed with U.S. government
                   securities to 12/1/03 Call @ 101), 6.750% due 12/1/08 (d)    $    430,008
 2,000,000 AAA   Golden, CO Sales & Use Tax Revenue, Series B,
                   AMBAC-Insured, 5.100% due 12/1/20                               2,079,020
 1,000,000 AAA   Highlands Ranch, CO Metropolitan District No. 2,
                   FSA-Insured, 6.500% due 6/15/10                                 1,201,910
 2,500,000 A3*   University of Colorado, Hospital Authority Revenue, Series
                   A, 5.600% due 11/15/21                                          2,564,800
-----------------------------------------------------------------------------------------
                                                                                 229,960,160
-----------------------------------------------------------------------------------------
Connecticut -- 2.2%
                 Connecticut State Health & Educational Facilities Authority
                   Revenue, Yale University:
 5,000,000 A-1     Series T-2, 1.250% due 7/1/29 (c)                               5,000,000
15,000,000 AAA     Series W, 5.125% due 7/1/27                                    15,306,000
                 Mashantucket Western Pequot Tribe, CT Special Revenue:
                   Series A:
 4,000,000 Baa3*    5.500% due 9/1/28 (f)                                          3,967,200
   495,000 AAA      Pre-Refunded -- Escrowed to maturity with U.S.
                      government securities, 6.500% due 9/1/05 (f)                   559,469
                   Series B:
 1,000,000 Baa3*    5.550% due 9/1/08 (f)                                          1,083,480
 2,000,000 Baa3*    5.700% due 9/1/12 (f)                                          2,114,240
 6,500,000 Baa3*    5.750% due 9/1/18 (f)                                          6,774,365
                 South Central, CT Regional Water Authority, Water System
                   Revenue, 16th Series, AMBAC-Insured:
 2,715,000 AAA      5.375% due 8/1/25                                              2,802,206
 7,920,000 AAA      5.375% due 8/1/30                                              8,130,989
                 University of Connecticut GO, Series A:
 3,905,000 AA      5.000% due 4/1/20                                               4,043,081
 4,500,000 AA      5.000% due 4/1/21                                               4,620,420
                 Waterbury, CT GO, Series A, FSA-Insured:
 3,435,000 AAA     5.000% due 4/1/18                                               3,597,201
 1,925,000 AAA     5.000% due 4/1/19                                               2,002,173
 2,500,000 AAA     5.000% due 4/1/20                                               2,578,600
 2,000,000 AAA     5.000% due 4/1/21                                               2,045,760
 1,225,000 AAA     5.125% due 4/1/22                                               1,258,063
-----------------------------------------------------------------------------------------
                                                                                  65,883,247
-----------------------------------------------------------------------------------------
Delaware -- 0.0%
   250,000 Aaa*  Delaware State EDA Revenue, Osteopathic Hospital
                   Association, Series A, (Escrowed to maturity with U.S.
                   government securities), 6.750% due 1/1/13                         306,220
-----------------------------------------------------------------------------------------
District of Columbia -- 0.6%
 1,125,000 AAA   District of Columbia GO, Series A, MBIA-Insured, 5.000% due
                   6/1/15                                                          1,177,504
                 District of Columbia Revenue:
 3,000,000 AAA     American Association for the Advancement of Science
                    Revenue, AMBAC-Insured,
                    5.250% due 1/1/16                                              3,167,580
                   Georgetown University, MBIA-Insured, Converted 5/1/98:
 3,900,000 AAA      Series D, 5.350% due 4/1/16                                    4,135,092
                    Series E:
 3,700,000 AAA        5.350% due 4/1/17                                            3,913,823
 5,300,000 AAA        5.350% due 4/1/18                                            5,579,946
--------------------------------------------------------------------------------------------
                                                                                  17,973,945
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   10 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)      AUGUST 31, 2002


   FACE
  AMOUNT   RATING(a)                            SECURITY                           VALUE
--------------------------------------------------------------------------------------------
Florida -- 7.0%
$  200,000 VMIG 1* Alachua County, FL Health Facilities Authority, Health
                     Facilities Revenue, Shands Teaching
                     Hospital, Series A, (LOC-SunTrust Bank), 1.800% due
                      12/1/12 (c)                                               $    200,000
                   Boynton Beach, FL Multi-Family Housing Revenue, Clipper
                     Cove Apartments:
   750,000 A+        6.350% due 7/1/16                                               794,490
 1,325,000 A+        6.400% due 7/1/21                                             1,395,159
                   Broward County, FL GO:
 1,250,000 AA+       12.500% due 1/1/03                                            1,294,975
 1,500,000 AA+       12.500% due 1/1/04                                            1,709,115
 1,750,000 AA+       12.500% due 1/1/05                                            2,156,665
 2,000,000 AA+       12.500% due 1/1/06                                            2,623,120
 2,000,000 AAA     Clay County, FL School Board COP, (Master Lease Program),
                     MBIA-Insured,
                     5.750% due 7/1/22                                             2,184,200
                   Florida State Board of Education GO, Public Education:
                     Capital Outlay, Series A:
 4,010,000 AA+        5.125% due 6/1/21                                            4,121,999
15,965,000 AA+        5.250% due 6/1/24                                           16,345,765
13,455,000 AAA       Series F, MBIA-Insured, 5.000% due 6/1/32                    13,487,292
31,500,000 Aaa*    Hillsborough County, FL School Board COP, Series A,
                     MBIA-Insured, 5.000% due 7/1/25                              31,659,705
 5,000,000 AAA     Jacksonville, FL Excise Taxes Revenue, Series B,
                     FGIC-Insured, 5.125% due 10/1/32                              5,060,650
 5,100,000 AAA     Lakeland, FL Electric & Water Revenue, Series A,
                     MBIA-Insured, 5.000% due 10/1/18                              5,315,271
 4,095,000 AAA     Lee County, FL Transportation Facilities, Series A,
                     AMBAC-Insured, 5.500% due 10/1/17                             4,506,015
                   Martin County, FL IDA, IDR, (Indiantown Cogeneration
                     Project):
13,500,000 BBB-      Series A, 7.875% due 12/15/25 (b)                            13,983,300
 6,010,000 BBB-      Series B, 8.050% due 12/15/25 (b)                             6,256,650
 1,000,000 A2*     Martin County, FL Special Assessment Revenue, Tropical
                     Farms Water,
                     6.100% due 11/1/15                                            1,064,050
 6,820,000 VMIG 1* Orange County, FL Educational Facilities Authority,
                     Educational Facilities Revenue,
                     (Rollins College Project), (LOC-Bank of America N.A.),
                      1.800% due 5/1/31 (c)                                        6,820,000
                   Orange County, FL School Board COP:
25,250,000 Aaa*      AMBAC-Insured, 5.500% due 8/1/25                             26,265,555
18,500,000 Aaa*      Series A, MBIA-Insured, 5.250% due 8/1/23                    18,943,630
                   Orange County, FL Tourist Development Tax Revenue,
                     AMBAC-Insured:
 4,500,000 AAA       5.125% due 10/1/25                                            4,569,570
16,000,000 AAA       5.125% due 10/1/30                                           16,198,560
 2,740,000 Aa1*    Orlando, FL Utilities Commission, Water & Electric Revenue,
                     5.000% due 10/1/23                                            2,763,646
 2,070,000 AAA     Palm Beach County, FL Public Improvement Revenue,
                     Convention Center Project,
                     FGIC-Insured, 5.125% due 11/1/20                              2,147,190
 5,000,000 AAA     Polk County, FL School Board COP, Series A, FSA-Insured,
                     5.000% due 1/1/26                                             5,021,850
 2,000,000 AAA     St. Lucie West Services District, FL Special Assessment
                     Revenue, Port St. Lucie, Sr. Lien,
                     Water Management Benefit, Series A, MBIA-Insured, 5.250%
                      due 5/1/25                                                   2,045,940
 9,615,000 AA      Tampa, FL Water & Sewer Revenue, Series A, 5.000% due
                     10/1/26                                                       9,667,594
 1,100,000 AAA     Village Center Community Development District, FL
                     Recreational Revenue, Series A,
                     MBIA-Insured, 5.200% due 11/1/25                              1,122,550
--------------------------------------------------------------------------------------------
                                                                                 209,724,506
--------------------------------------------------------------------------------------------
Georgia -- 1.3%
16,425,000 AAA     Atlanta, GA Water & Wastewater Revenue, Series A,
                     MBIA-Insured, 5.000% due 11/1/33                             16,372,440
 2,000,000 AAA     Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due
                     10/1/26                                                       2,044,820
 4,990,000 VMIG 1* De Kalb County, GA Development Authority Revenue, Robert W.
                     Woodruff Arts Center,
                     1.350% due 2/1/32 (c)                                         4,990,000


                      See Notes to Financial Statements.



   11 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                           VALUE
---------------------------------------------------------------------------------------------
Georgia -- 1.3% (continued)
                    Georgia Private Colleges & Universities Authority Revenue,
                      (Mercer University Project):
$ 9,785,000 A3*       5.750% due 10/1/31                                         $ 10,208,103
  2,000,000 A3*       Series A, 5.250% due 10/1/20                                  2,066,980
  3,500,000 BBB-    Savannah, GA EDA Revenue, (College of Art & Design Inc.
                      Project), 6.900% due 10/1/29                                  3,727,780
---------------------------------------------------------------------------------------------
                                                                                   39,410,123
---------------------------------------------------------------------------------------------
Hawaii -- 0.9%
  2,500,000 AAA     Hawaii State Airports System Revenue, Series A,
                      FGIC-Insured, 5.750% due 7/1/21                               2,692,475
                    Hawaii State Department of Budget & Finance, Special
                      Purpose Revenue,
                      Kasier Permanente, Series A:
 15,545,000 A          5.100% due 3/1/14                                           15,921,344
  4,000,000 A          5.150% due 3/1/15                                            4,049,360
  3,850,000 AAA     Honolulu, HI City & County GO, Series A, FSA-Insured,
                      5.250% due 9/1/24                                             3,941,360
---------------------------------------------------------------------------------------------
                                                                                   26,604,539
---------------------------------------------------------------------------------------------
Illinois -- 3.2%
    500,000 AA+     Chicago, IL Metropolitan Water Reclamation District,
                      Greater Chicago, Capital Improvement Bonds, (Escrowed to
                      maturity with state and local government
                      securities), 7.000% due 1/1/11                                  608,395
 50,185,000 AAA     Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured,
                      5.500% due 1/1/31 (e)                                        52,280,726
  3,585,000 AAA     Chicago, IL Wastewater Transmission Revenue, Second Lien,
                      MBIA-Insured,
                      5.750% due 1/1/25                                             3,882,878
    500,000 AAA     Cook County, IL Community College District No. 508 Chicago
                      COP, FGIC-Insured,
                      8.750% due 1/1/07                                               617,525
    250,000 NR      Crestwood, IL Tax Increment Revenue, (Pre-Refunded with
                      cash to 12/1/03 Call @ 101),
                      7.250% due 12/1/08                                              270,025
  1,200,000 VMIG 1* Illinois Development Finance Authority, (Jewish Federation
                      of Metropolitan Chicago Project),
                      1.800% due 9/1/32 (c)                                         1,200,000
                    Illinois Health Facilities Authority Revenue:
  7,000,000 AAA       Ingalls Health System Project, MBIA-Insured, 6.250% due
                       5/15/24                                                      7,583,940
    300,000 NR        Mercy Center for Health Care Services, (Pre-Refunded with
                       state and local government securities to 10/1/02 Call @
                       102), 6.625% due 10/1/12                                       307,149
                      Series A, MBIA-Insured:
     15,000 AAA        Refunded -- Escrowed to maturity with U.S. government
                         securities to various call dates, 7.900% due 8/15/03          15,926
     29,000 AAA        Unrefunded Balance, 7.900% due 8/15/03                          29,152
                    Illinois State GO, First Series:
                      FGIC-Insured:
  4,000,000 AAA        5.125% due 2/1/22                                            4,060,960
  8,375,000 AAA        5.125% due 2/1/27                                            8,414,949
 10,000,000 AAA       MBIA-Insured, 5.625% due 6/1/25                              10,500,900
  2,750,000 AAA     Illinois State Partnership COP, Department of Central
                      Management Services, MBIA-Insured, 5.650% due 7/1/17          2,933,178
  3,430,000 AAA     University of Illinois Revenue Bonds, Auxiliary Facilities
                      Systems, Series A, MBIA-Insured, 5.750% due 4/1/19            3,978,148
--------------------------------------------------------------------------------------------
                                                                                   96,683,851
--------------------------------------------------------------------------------------------
Indiana -- 0.8%
     89,000 NR      Carmel, IN Retirement Rental Housing Revenue Refunding,
                      (Beverly Enterprises-Indiana, Inc. Project), 8.750% due
                      12/1/08                                                          92,045
  3,005,000 AAA     Indiana Bond Bank, State Revolving Fund Program, Guarantee
                      Revenue Bonds, Series A,
                      6.250% due 2/1/09                                             3,117,748

                      See Notes to Financial Statements.


   12 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT     RATING(a)                           SECURITY                          VALUE
--------------------------------------------------------------------------------------------
Indiana -- 0.8% (continued)
$ 2,200,000  AAA  Indiana Municipal Power Agency, Power Supply System Revenue
                    Refunding, Special Obligation,
                    First Crossover, Series B, MBIA-Insured, 5.200% due 1/1/14  $  2,233,220
  2,500,000  A3*  Petersburg, IN PCR Refunding, (Indianapolis Power & Light
                    Co. Project), 6.625% due 12/1/24                               2,517,525
 15,000,000  AAA  Rockport, IN PCR Refunding, (Indiana Michigan Power Co.
                    Project), Series A, AMBAC-Insured,
                    6.550% due 6/1/25                                             16,831,050
    500,000  AAA  St. Joseph County, IN Hospital Authority, Hospital
                    Facilities Revenue, (Memorial Hospital
                    South Bend Project), MBIA-Insured, 6.250% due 8/15/22            520,870
------------------------------------------------------------------------------------------
                                                                                  25,312,458
------------------------------------------------------------------------------------------
Kansas -- 0.3%
  2,725,000  AAA  Johnson County, KS Unified School District No. 231
                    Refunding & Improvement, Series A,
                    FSA-Insured, 5.000% due 10/1/18                                2,838,633
  2,575,000  Aaa* Kansas State Development Finance Authority Revenue, Public
                    Water Supply Revolving Loan,
                    Series 2, AMBAC-Insured, 5.625% due 4/1/23                     2,738,719
  2,000,000  Aaa* Wyandotte County, KS School District No. 204 GO Refunding &
                    Improvement, (Bonner Springs),
                    Series A, FSA-Insured, 5.600% due 9/1/20                       2,164,380
------------------------------------------------------------------------------------------
                                                                                   7,741,732
------------------------------------------------------------------------------------------
Kentucky -- 0.2%
                  Kentucky Infrastructure Authority, Series A:
  1,200,000  AA-    5.000% due 6/1/19                                              1,237,620
  1,250,000  AA-    5.000% due 6/1/20                                              1,283,750
  1,835,000  AAA  Kentucky State Property & Buildings Commission Revenues,
                    (Project No. 66), Series A, MBIA-Insured, 5.700% due
                    5/1/17                                                         2,028,666
------------------------------------------------------------------------------------------
                                                                                   4,550,036
------------------------------------------------------------------------------------------
Louisiana -- 0.2%
                  Board of Commissioners of The Port of New Orleans, Port
                    Facility Revenue Bonds:
  2,000,000  AAA    4.900% due 4/1/22 (b)                                          2,003,200
  2,000,000  AAA    5.000% due 4/1/27 (b)                                          2,001,560
     15,000  NR   Louisiana Public Facilities Authority Revenue Refunding,
                    IDR, (Beverly Enterprises, Inc.), 8.250% due 9/1/08               15,561
  1,500,000  A    St. Charles Parish, LA PCR Refunding, (Union Carbide Corp.
                    Project), 5.100% due 1/1/12                                    1,519,890
------------------------------------------------------------------------------------------
                                                                                   5,540,211
------------------------------------------------------------------------------------------
Maine -- 0.1%
  3,385,000  AAA  University of Maine System Revenue, Series A,
                    AMBAC-Insured, 5.500% due 3/1/30                               3,502,087
------------------------------------------------------------------------------------------
Maryland -- 1.7%
  1,300,000  A3*  Anne Arundel County, MD Economic Development Revenue,
                    (Community College Project), 5.250% due 9/1/28                 1,318,486
  2,000,000  AAA  Baltimore County, MD Mortgage Revenue Refunding,
                    (Northbrooke Apartments Project), Series A,
                    GNMA-Collateralized, 6.350% due 1/20/21                        2,096,560
  1,375,000  AAA  Charles County, MD County Commissioners Mortgage Revenue
                    Refunding, (Holly Station IV Project), Series A,
                    FHA-Insured, 6.450% due 5/1/26                                 1,431,320
                  Maryland State Health & Higher Education Facilities
                    Authority Revenue:
  8,425,000  A3*    Frederick Memorial Hospital, 5.000% due 7/1/27                 8,213,869
  6,000,000  A+     Greater Baltimore Medical Center, 5.000% due 7/1/34            6,008,040
                  Maryland State Transportation Authority, Parking Revenue,
                    (Baltimore/Washington International Airport Projects),
                    Series A, AMBAC-Insured:
  2,710,000  AAA     5.000% due 3/1/22                                             2,774,254
 12,500,000  AAA     5.000% due 3/1/27                                            12,619,750


                      See Notes to Financial Statements.



   13 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)      AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                          VALUE
--------------------------------------------------------------------------------------------
Maryland -- 1.7% (continued)
                 Montgomery County, MD Housing Opportunities Commission
                   Revenue, Series A:
$ 2,725,000 A2*    5.550% due 11/1/22                                           $  2,823,699
 12,980,000 A2*    5.650% due 11/1/33                                             13,388,221
------------------------------------------------------------------------------------------
                                                                                  50,674,199
------------------------------------------------------------------------------------------
Massachusetts -- 5.8%
  2,200,000 AAA  Holyoke, MA GO Municipal Purpose Loan of 1996 Bonds, Series
                   A, FSA-Insured, 5.500% due 6/15/16                              2,330,262
  4,000,000 AA+  Massachusetts Bay Transportation Authority, Sales Tax
                   Revenue, Series A,
                   5.500% due 7/1/30                                               4,175,240
    800,000 A-1+ Massachusetts State, Central Artery, Series A, 1.900% due
                   12/1/30 (c)                                                       800,000
  2,200,000 A1*  Massachusetts State Development Finance Agency Lease
                   Revenue, (Visual & Performing
                   Arts Project), 6.000% due 8/1/21                                2,540,494
                 Massachusetts State Development Finance Agency Revenue,
                   MBIA-Insured:
 20,000,000 AAA    M/SRBC Project, Series A, 5.125% due 2/1/34                    20,080,600
  1,000,000 Aaa*   Merrimack College Issue, 5.000% due 7/1/22                      1,013,100
 72,000,000 Aa2* Massachusetts State GO, Consolidated Loan of 2002, Series
                   C, 5.250% due 11/1/30 (e)                                      73,702,800
                 Massachusetts State Health and Educational Facilities
                   Authority Revenue:
  1,050,000 A-1+   Capital Asset Program, Series C, 1.900% due 7/1/10 (c)          1,050,000
                   Harvard University:
 15,000,000 AAA     Series FF, 5.000% due 7/15/22                                 15,268,050
  9,000,000 A-1+    Series Y, 1.300% due 7/1/35 (c)                                9,000,000
  2,000,000 A      Hebrew Rehabilitation Center for the Aged, Series C,
                    5.250% due 7/1/17                                              2,019,000
                   Partners Healthcare Systems:
  3,000,000 AA-     Series B, 5.250% due 7/1/13                                    3,180,090
  4,000,000 A-1+    Series P-1, 1.300% due 7/1/27 (c)                              4,000,000
  2,450,000 A-1+    Series P-2, 1.250% due 7/1/27 (c)                              2,450,000
                   University of Massachusetts:
  5,030,000 AAA     Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31      5,150,116
  9,000,000 AAA     Series C, MBIA-Insured, 5.250% due 10/1/31                     9,233,280
                    Worcester Campus, Series B, FGIC-Insured:
  1,870,000 AAA       5.125% due 10/1/20                                           1,936,479
  1,350,000 AAA       5.125% due 10/1/21                                           1,386,909
  1,565,000 AAA       5.125% due 10/1/22                                           1,598,538
  1,170,000 AAA       5.125% due 10/1/23                                           1,188,194
  5,000,000 AAA       5.250% due 10/1/31                                           5,119,400
    175,000 AA   Massachusetts State HFA, Housing Revenue, Single Family,
                   Series 31, 6.450% due 12/1/16                                     182,222
  5,000,000 AAA  Massachusetts State, Special Obligation Revenue,
                   Consolidated Loan, Series A, FGIC-Insured, 5.000% due
                   6/1/21                                                          5,100,100
  2,000,000 A-1+ Massachusetts State, Water Resources Authority, Multi-Modal
                   Sub. General Revenue Bonds,
                   Series B, 1.150% due 8/1/28 (c)                                 2,000,000
------------------------------------------------------------------------------------------
                                                                                 174,504,874
------------------------------------------------------------------------------------------
Michigan -- 5.6%
  3,500,000 AAA  Anchor Bay, MI School District, Q-SBLF-Insured, 5.000% due
                   5/1/29                                                          3,489,535
  4,000,000 AAA  Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000%
                   due 5/1/22                                                      4,034,840
  2,795,000 AAA  Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured,
                   5.250% due 5/1/23                                               2,838,574
  2,000,000 AAA  Detroit, MI Downtown Development Authority, Tax Increment
                   Revenue, (Development Area No. 1 Projects), Series C,
                   (Pre-Refunded -- Escrowed with state and local government
                   securities to 7/1/06 Call @ 102), 6.250% due 7/1/25             2,313,640
  3,000,000 AAA  Detroit, MI Water Supply System, Series A, (Pre-Refunded
                   -- Escrowed with state and local government securities to
                   1/1/10 Call @ 101), FGIC-Insured, 5.750% due 7/1/26             3,470,520


                      See Notes to Financial Statements.



   14 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                       VALUE
-----------------------------------------------------------------------------------------
Michigan -- 5.6% (continued)
$ 3,825,000 AAA Dundee, MI Community School District, School Building &
                  Site, Q-SBLF-Insured, 5.500% due 5/1/30                    $  3,974,710
                East Lansing, MI School District, School Building & Site,
                  Q-SBLF-Insured:
  1,000,000 AAA   5.400% due 5/1/18                                             1,063,670
  2,800,000 AAA   5.450% due 5/1/19                                             2,970,492
  1,900,000 AAA   5.500% due 5/1/21                                             1,999,161
  4,000,000 AAA   5.625% due 5/1/30                                             4,201,200
  4,075,000 AAA Galesburg-Augusta, MI Community Schools GO,
                  FGIC/Q-SBLF-Insured, 5.375% due 5/1/27                        4,207,030
                Grand Rapids, MI Water Supply, FGIC-Insured:
  1,000,000 AAA   5.250% due 1/1/17                                             1,062,930
  3,500,000 AAA   5.250% due 1/1/18                                             3,695,230
  1,000,000 AAA Grand Valley, MI State University Revenue, MBIA-Insured,
                  5.250% due 10/1/17                                            1,053,540
                Haslett, MI Public School District, (Building & Site),
                  Q-SBLF-Insured:
  1,990,000 AAA   5.000% due 5/1/22                                             2,020,547
  5,500,000 AAA   5.000% due 5/1/27                                             5,507,645
  5,530,000 AAA Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27            5,748,324
                Michigan State Hospital Finance Authority Revenue, OSF
                  Healthcare Systems:
  5,355,000 A     6.125% due 11/15/19                                           5,636,245
  2,500,000 A     6.250% due 11/15/24                                           2,643,625
                Michigan State Strategic Fund, Resource Recovery Limited
                  Obligation Revenue, Central Wayne Energy:
                    Series A:
  8,000,000 NR        6.900% due 7/1/19 (b)(g)                                  4,000,000
  9,000,000 NR        7.000% due 7/1/27 (b)(g)                                  4,500,000
 12,000,000 NR      Series B, 6.800% due 7/1/13 (b)(g)                          6,000,000
 55,000,000 BB- Midland County, MI Economic Development Corp., Sub. Limited
                  Obligation, Series A,
                  6.875% due 7/23/09 (b)(e)                                    55,608,850
                Midland, MI GO, AMBAC-Insured:
  1,000,000 AAA   5.150% due 5/1/18                                             1,044,280
  1,030,000 AAA   5.200% due 5/1/19                                             1,072,137
  1,340,000 AAA   5.250% due 5/1/21                                             1,385,975
                Montague, MI Public School District, (Building & Site),
                  Q-SBLF-Insured:
  1,500,000 AAA   5.000% due 5/1/22                                             1,513,065
  2,750,000 AAA   5.000% due 5/1/27                                             2,753,823
  3,555,000 AAA Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due
                  5/1/26                                                        3,731,506
                Saline, MI Area Schools GO, Series A, Q-SBLF-Insured:
  3,145,000 AAA   5.750% due 5/1/18                                             3,435,315
  5,150,000 AAA   5.375% due 5/1/19                                             5,435,361
  4,305,000 AAA   5.375% due 5/1/21                                             4,478,535
  5,150,000 AAA   5.375% due 5/1/22                                             5,317,530
                Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
    800,000 AAA   5.400% due 5/1/16                                               862,248
    825,000 AAA   5.450% due 5/1/17                                               885,167
    600,000 AAA   5.500% due 5/1/21                                               631,314
  1,325,000 AAA   5.625% due 5/1/26                                             1,390,786
  2,250,000 AAA West Bloomfield, MI School District, School Building &
                  Site, MBIA-Insured, 5.125% due 5/1/21                         2,312,392
----------------------------------------------------------------------------------------
                                                                              168,289,742
----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   15 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                                SECURITY                    VALUE
------------------------------------------------------------------------------------------
Minnesota -- 3.4%
$ 2,500,000 AAA  Dakota County, MN Community Development Agency,
                   Multi-Family Housing Revenue, Southfork Apartments,
                   FNMA-Collateralized, 5.625% due 2/1/26                     $  2,579,200
                 Eden Prairie, MN Multi-Family Housing Revenue, (Rolling
                   Hills Project), Series A, GNMA-Collateralized:
  1,000,000 Aaa*    6.150% due 8/20/31                                           1,096,850
  1,000,000 Aaa*    6.200% due 2/20/43                                           1,096,550
                 Elk River, MN GO, Independent School District No. 728,
                   Series A, MBIA-Insured:
  9,500,000 Aaa*   5.375% due 2/1/20                                            10,048,720
  4,250,000 Aaa*   5.500% due 2/1/21                                             4,507,890
                 Hennepin County, MN Lease Revenue COP:
  2,955,000 AA+    5.000% due 11/15/14                                           3,115,545
  3,105,000 AA+    5.000% due 11/15/15                                           3,252,860
    150,000 NR   Minneapolis, MN Health Care Facilities Revenue, (Ebenezer
                   Society Project), Series A, 7.000% due 7/1/12                   150,396
                 Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission, Airport Revenue, FGIC-Insured:
                   Series A:
 15,720,000 AAA     5.125% due 1/1/25                                           15,926,089
  2,500,000 AAA     5.250% due 1/1/25                                            2,553,900
                   Sub-Series C:
  8,000,000 AAA     5.250% due 1/1/26                                            8,188,880
 26,750,000 AAA     5.250% due 1/1/32 (e)                                       27,253,435
                 Minnesota State, GO:
  7,400,000 AAA    5.250% due 8/1/18                                             7,784,282
  6,375,000 AAA    5.250% due 8/1/19                                             6,667,358
    500,000 A3*  Minnesota State, Higher Education Facility Authority
                   Revenue, St. John's University, Series 4-L, 5.350% due
                   10/1/17                                                         521,830
                 Rochester, MN Electric Utility Revenue:
  1,210,000 Aa3*   5.100% due 12/1/17                                            1,285,105
  1,270,000 Aa3*   5.125% due 12/1/18                                            1,341,958
  1,335,000 Aa3*   5.200% due 12/1/19                                            1,405,221
  1,405,000 Aa3*   5.250% due 12/1/20                                            1,484,692
-----------------------------------------------------------------------------------------
                                                                               100,260,761
-----------------------------------------------------------------------------------------
Mississippi -- 0.4%
 10,000,000 AAA  Mississippi Development Bank Special Obligation, (Capital
                   Projects & Equipment Program), Series A, AMBAC-Insured,
                   5.625% due 7/1/31                                            10,964,300
    390,000 NR   Ridgeland, MS Urban Renewal Revenue Refunding, (The Orchard
                   Limited Project), Series A, 7.750% due 12/1/15                  403,240
-----------------------------------------------------------------------------------------
                                                                                11,367,540
-----------------------------------------------------------------------------------------
Missouri -- 1.1%
    630,000 A-1+ Kansas City, MO IDA Revenue, Ewing Marion Kauffmam
                   Foundation, Series A, 1.800% due 4/1/27 (c)                     630,000
  1,750,000 AAA  Mehlville, MO School District No. R-9 COP, (Missouri
                   Capital Improvement Projects), FSA-Insured, 5.000% due
                   9/1/19                                                        1,818,338
                 Missouri State Health & Educational Facilities Authority,
                   Health Facilities Revenue:
    380,000 NR     Heartland Health System Project, 6.875% due 11/15/04            391,685
    500,000 BBB+   Lake of the Ozarks General Hospital, 6.000% due 2/15/06         536,690
  1,000,000 Aaa* Poplar Bluff, MO Public Building Corp., Leasehold Revenue,
                   MBIA-Insured, 5.250% due 9/1/22                               1,041,820
  1,615,000 AAA  St. Charles County, MO IDA Industrial Revenue Refunding,
                   Westchester Village Apartments, Series A,
                   FNMA-Collateralized, 6.050% due 2/1/17                        1,701,467


                      See Notes to Financial Statements.



   16 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)      AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                               SECURITY                         VALUE
----------------------------------------------------------------------------------------------
Missouri -- 1.1% (continued)
                    St. Louis, MO Airport Revenue, Airport Development Program,
                      Series A, MBIA-Insured:
$ 6,420,000 AAA       5.125% due 7/1/22                                           $  6,577,483
 21,000,000 AAA       5.250% due 7/1/31                                             21,414,330
---------------------------------------------------------------------------------------------
                                                                                    34,111,813
---------------------------------------------------------------------------------------------
Montana -- 1.0%
 33,330,000 NR      Montana State Board of Investment Resource Recovery
                      Revenue, (Yellowstone Energy LP Project), 7.000% due
                      12/31/19 (b)(e)                                               29,168,083
---------------------------------------------------------------------------------------------
Nevada -- 0.1%
  2,000,000 AAA     Clark County, NV IDR Refunding, (Nevada Power Company
                      Project), Series C, AMBAC-Insured, 7.200% due 10/1/22          2,047,760
    340,000 AAA     Truckee Meadows, NV Water Authority, Water Revenue, Series
                      A, FSA-Insured, 5.000% due 7/1/25                                340,218
---------------------------------------------------------------------------------------------
                                                                                     2,387,978
---------------------------------------------------------------------------------------------
New Hampshire -- 0.0%
                    New Hampshire Higher Education & Health Facilities
                      Authority Revenue:
    370,000 NR        First Mortgage -- Odd Fellows Home, 9.000% due 6/1/14            398,435
    320,000 BBB-      New London Hospital Association Project, 7.500% due 6/1/05       347,888
---------------------------------------------------------------------------------------------
                                                                                       746,323
---------------------------------------------------------------------------------------------
New Jersey -- 4.7%
    870,000 AAA     Essex County, NJ Improvement Authority, Mortgage Revenue
                      Refunding, Hampton Valley
                      Apartments, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15        943,776
  2,390,000 AAA     Freehold Township Board of Education, MBIA-Insured, State
                      Aid Withholding, 5.000% due 7/15/22                            2,436,462
                    New Jersey EDA:
  4,850,000 VMIG 1*   Dock Facilities Revenue Refunding (Bayonne/IMMT-Bayonne
                       Project), (LOC-SunTrust Bank),
                       Series C, 1.800% due 12/1/27 (c)                              4,850,000
    880,000 NR        Economic Development Revenue Refunding, Holt Hauling &
                       Warehousing, Series G,
                       8.400% due 12/15/15                                             748,000
  2,000,000 NR        First Mortgage Revenue (The Presbyterian Home at
                       Montgomery Project), Series A,
                       6.375% due 11/1/31                                            2,027,380
 10,000,000 Baa1*     PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12    10,429,800
                      Special Facility Revenue, (Continental Airlines Inc.
                       Project):
  3,890,000 B+         5.500% due 4/1/28 (b)                                         2,468,827
 11,030,000 B+         7.000% due 11/15/30 (b)                                       9,019,231
                    New Jersey Health Care Facilities Financing Authority
                      Revenue:
  2,500,000 BB        Rahway Hospital Obligated Group, 5.000% due 7/1/08             2,286,350
                      Robert Wood Johnson University Hospital:
  2,280,000 A+         5.500% due 7/1/14                                             2,469,422
  1,000,000 A+         5.600% due 7/1/15                                             1,078,620
  2,045,000 A+         5.700% due 7/1/20                                             2,163,691
  1,500,000 BBB       St. Peter's University Hospital, Series A, 6.875% due
                       7/1/30                                                        1,606,905
    800,000 A-1     New Jersey Municipal Securities Trust Certificates, Series
                      2001-174, Class A,
                      1.750% due 2/26/15 (c)(f)                                        800,000
                    New Jersey State Transportation Trust Fund Authority,
                      Transportation System Revenue,
                      Series B, MBIA-Insured:
  2,000,000 AAA        6.000% due 12/15/19                                           2,270,820
 18,310,000 AAA        5.000% due 12/15/21                                          18,731,679


                      See Notes to Financial Statements.



   17 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                                   SECURITY                   VALUE
--------------------------------------------------------------------------------------------
New Jersey -- 4.7% (continued)
                 Tobacco Settlement Financing Corp., Tobacco Settlement
                   Asset-Backed Bonds:
$44,600,000 A1*    5.750% due 6/1/32                                            $ 43,479,648
 32,900,000 A1*    6.125% due 6/1/42                                              32,139,681
-----------------------------------------------------------------------------------------
                                                                                 139,950,292
-----------------------------------------------------------------------------------------
New Mexico -- 0.0%
  1,000,000 BB   Farmington, NM PCR Refunding, Southern California Edison
                   Co., Series A, 7.200% due 4/1/21                                  993,850
-----------------------------------------------------------------------------------------
New York -- 8.8%
                 Metropolitan Transportation Authority of New York:
                   Dedicated Tax Fund, Series A:
                    FGIC-Insured:
  7,000,000 AAA       5.000% due 11/15/21                                          7,128,660
  5,130,000 AAA       5.250% due 11/15/23                                          5,265,073
 10,465,000 AAA       5.875% due 4/1/25                                           11,330,456
 31,895,000 AAA       5.000% due 11/15/31 (e)                                     31,939,334
  5,000,000 AAA     FSA-Insured, 5.000% due 11/15/23                               5,043,400
                   State Service Contract Refunding, Series A:
 10,000,000 AA-     5.125% due 1/1/24                                             10,103,100
                    FGIC-Insured:
 15,000,000 AAA       5.000% due 7/1/21                                           15,290,700
  7,500,000 AAA       5.000% due 7/1/22                                            7,610,025
 11,750,000 AAA  Nassau County, NY, Nassau Healthcare Corp., Health Systems
                   Revenue, FSA-Insured,
                   5.500% due 8/1/19                                              12,648,523
                 New York, NY GO:
  1,000,000 Aaa*   Series B1, (Pre-Refunded -- Escrowed with U.S. government
                    securities to 8/15/04 Call @ 101), 7.000% due 8/15/16          1,115,740
    400,000 A-1+   Sub-Series A-6, FSA-Insured, (SPA-Dexia Credit Local),
                    1.750% due 11/1/26 (c)                                           400,000
 15,000,000 A-1  New York City, NY HDC, Multi-Family Mortgage Revenue, (West
                   55th Street Development),
                   Series A, (LOC-Bayerische Hypo-Und Vereinsbank AG),
                    1.450% due 12/1/34 (c)                                        15,000,000
                 New York City, NY Health & Hospital Corp. Revenue, Series
                   A, FSA-Insured:
  1,680,000 AAA    5.000% due 2/15/20                                              1,709,064
  7,000,000 AAA    5.000% due 2/15/21                                              7,094,500
    350,000 NR   New York City, NY IDA Civic Facility Revenue, Marymount
                   Manhattan College Project,
                   (Pre-Refunded -- Escrowed with state and local government
                    securities to 7/1/03
                   Call @ 102) 7.000% due 7/1/23                                     373,180
                 New York City, NY Municipal Water Financing Authority,
                   Water & Sewer System Revenue,
                   Series B:
  5,000,000 AA      Pre-Refunded -- Escrowed with state and local government
                      securities to 6/15/10
                      Call @ 101, 6.000% due 6/15/33                               5,957,900
  3,000,000 AA      Unrefunded Balance, 6.000% due 6/15/33                         3,500,520
  6,000,000 AAA  New York City, NY Transit Authority, Metropolitan
                   Transportation Authority, Triborough
                   Bridge and Tunnel Authority COP, AMBAC-Insured, 5.875%
                    due 1/1/30                                                     6,556,620
  3,300,000 A-1+ New York City, NY Transitional Finance Authority, Future
                   Tax Secured, Series A, Sub-Series A-2, (SPA-The Bank of
                   Nova Scotia), 1.350% due 11/15/27 (c)                           3,300,000
                 New York State Dormitory Authority:
  5,000,000 AAA    City University System, Consolidated Third General
                    Resolution Revenue, Series 2, MBIA-Insured,
                    (Pre-Refunded -- Escrowed with U.S. governement
                    securities to 7/1/04 Call @ 100), 6.250% due 7/1/19            5,429,950
  7,000,000 AAA    Lease Revenue, Court Facilities, City of New York Issue,
                    AMBAC-Insured, 5.750% due 5/15/30                              7,527,800
 10,000,000 AAA    State University Additional Facilities, Series B,
                    FSA-Insured, 5.500% due 5/15/30                               10,448,900


                      See Notes to Financial Statements.



   18 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                                   SECURITY                 VALUE
------------------------------------------------------------------------------------------
New York -- 8.8% (continued)
$ 2,000,000 AA   New York State GO, 12.000% due 11/15/03                      $  2,247,580
                 New York State Thruway Authority, Highway & Bridge
                   Transportation Fund, Series B-1, FGIC-Insured:
  2,305,000 AAA     5.400% due 4/1/17                                            2,484,029
  2,000,000 AAA     5.500% due 4/1/18                                            2,172,200
  6,595,000 AAA     5.500% due 4/1/19                                            7,611,421
  5,950,000 AAA     5.600% due 4/1/20                                            6,906,582
                 Port Authority of New York & New Jersey, Consolidated Bonds:
  9,125,000 AA-    85th Series, 5.375% due 3/1/28                                9,765,849
 23,720,000 AAA    125th Series, FSA-Insured, 5.000% due 4/15/32                23,913,318
                   126th Series, FGIC-Insured:
  6,635,000 AAA     5.125% due 11/15/32 (b)                                      6,678,061
  9,290,000 AAA     5.250% due 5/15/37 (b)                                       9,370,080
  1,000,000 AAA  St. Lawrence County, NY IDA, Civic Facilities Revenue, (St.
                   Lawrence University Project), Series A, MBIA-Insured,
                   5.375% due 7/1/18                                             1,067,280
                 Triborough Bridge & Tunnel Authority of New York, General
                   Purpose Revenue Bonds:
 11,000,000 AA-    Series A, 5.125% due 1/1/31                                  11,084,370
  3,000,000 AA-    Series B, 5.500% due 1/1/30                                   3,116,880
------------------------------------------------------------------------------------------
                                                                               261,191,095
------------------------------------------------------------------------------------------
North Carolina -- 1.3%
  3,570,000 A1*  Carteret County, NC COP, (Elementary School Project),
                   6.500% due 2/1/07                                             3,715,335
  1,500,000 AAA  Charlotte, NC, Water & Sewer Systems Revenue,
                   (Pre-Refunded -- Escrowed with state and local government
                   securities to 6/1/09 Call @ 101), 5.250% due 6/1/24           1,697,115
  1,145,000 AAA  Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15           1,281,690
  5,230,000 AAA  Durham County, NC Multi-Family Housing Revenue, Alston
                   Village Apartments, FNMA-Collateralized, 5.650% due
                   3/1/34 (b)                                                    5,555,881
                 Greensboro, NC Enterprise System Revenue, Series A:
    515,000 AA-    5.125% due 6/1/20                                               536,403
    250,000 AA-    5.125% due 6/1/21                                               258,405
                 North Carolina State, Public Improvement:
 14,500,000 AAA    Series A, 5.000% due 3/1/18                                  15,353,615
 10,000,000 A-1+   Series E, (SPA-Landesbank Hessen-Thuringen
                    Girozentrale),1.300% due 5/1/21 (c)                         10,000,000
------------------------------------------------------------------------------------------
                                                                                38,398,444
------------------------------------------------------------------------------------------
North Dakota -- 0.0%
  1,000,000 AAA  Burleigh County, ND Health Care Revenue, Medcenter One
                   Inc., MBIA-Insured, 5.250% due 5/1/13                         1,063,180
------------------------------------------------------------------------------------------
Ohio -- 7.7%
                 Akron, Bath and Copley, OH Joint Township Hospital
                   District, Hospital Revenue, (Akron General Medical Center
                   Project), AMBAC-Insured:
 12,230,000 AAA     5.375% due 1/1/17                                           12,915,614
  1,500,000 AAA     5.375% due 1/1/22                                            1,546,440
  2,550,000 AAA  Avon Lake, OH City School District, FGIC-Insured, 5.500%
                   due 12/1/26                                                   2,687,573
  2,840,000 Aaa* Brecksville-Broadview Heights, OH City School District,
                   FGIC-Insured, 6.500% due 12/1/16                              3,291,446
                 Canton, OH City School District GO, Variable Purpose,
                   Series A, MBIA-Insured:
  6,000,000 AAA    5.500% due 12/1/20                                            6,421,560
  5,500,000 AAA    5.625% due 12/1/23                                            5,886,430
                 Clermont County, OH Hospital Facilities Revenue, Mercy
                   Health System, Series B, AMBAC-Insured:
  3,415,000 AAA    5.625% due 9/1/16                                             3,698,752
  1,000,000 AAA    5.625% due 9/1/21                                             1,060,050


                      See Notes to Financial Statements.



   19 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                          VALUE
-------------------------------------------------------------------------------------------
Ohio -- 7.7% (continued)
                 Cleveland, OH Waterworks Improvement and Refunding First
                   Mortgage Revenue, Series H, MBIA-Insured:
$ 1,000,000 AAA     5.625% due 1/1/13                                           $ 1,074,370
    985,000 AAA     Pre-Refunded -- Escrowed with state and local government
                      securities to 1/1/06
                      Call @ 102, 5.700% due 1/1/14                               1,108,056
     15,000 AAA     Unrefunded Balance, 5.700% due 1/1/14                            15,758
                 Cuyahoga County, OH:
    500,000 NR     Health Care Facility Revenue, Judson Retirement
                    Community, Series A, 7.000% due 11/15/10                        533,725
                   Hospital Revenue:
                    Metrohealth System Project, MBIA-Insured:
  1,000,000 AAA       5.625% due 2/15/17                                          1,072,140
  5,935,000 AAA       Series A, 5.250% due 2/15/19                                6,151,212
                    University Hospitals Health System Inc., AMBAC-Insured:
  2,500,000 AAA       5.400% due 1/15/19                                          2,628,650
  9,000,000 AAA       5.500% due 1/15/30                                          9,348,750
    660,000 Aa*  Delaware County, OH Health Care Facilities Revenue, Centrum
                   At Willow Brook, FHA-Insured, 6.550% due 2/1/35                  741,154
  1,000,000 AAA  Greater Cincinnati, OH Elderly HDC Mortgage Revenue,
                   Cambridge Apartments, Series A, FHA-Insured, 6.600% due
                   8/1/25                                                         1,048,000
  5,400,000 Aaa* Greene County, OH Sewer System Revenue, (Governmental
                   Enterprise), AMBAC-Insured, 5.625% due 12/1/25                 5,787,180
                 Hamilton County, OH Sales Tax, Sub-Series B, AMBAC-Insured:
  3,135,000 Aaa*   5.250% due 12/1/18                                             3,319,495
  3,610,000 Aaa*   5.250% due 12/1/19                                             3,796,962
 12,650,000 Aaa*   5.250% due 12/1/32                                            12,920,330
  2,000,000 AAA  Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21               2,086,100
                 Lucas County, OH Hospital Revenue, Promedica Healthcare
                   Obligation Group, AMBAC-Insured:
 10,000,000 AAA    5.375% due 11/15/23                                           10,370,000
 27,050,000 AAA    5.375% due 11/15/29                                           27,828,499
  1,000,000 Aaa* Madison, OH Local School District, Butler County,
                   MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26        1,082,380
                 Mason, OH COP, Municipal Facilities Project, MBIA-Insured:
  1,025,000 Aaa*   5.000% due 12/1/17                                             1,077,562
  1,075,000 Aaa*   5.000% due 12/1/18                                             1,122,633
  1,080,000 Aaa*   5.000% due 12/1/19                                             1,119,550
  1,000,000 BBB+ Miami County, OH Hospital Facilities, Upper Valley Medical
                   Center, Series A, 6.000% due 5/15/06                           1,074,030
  4,325,000 Aaa* Milford, OH Exempt Village School District, School
                   Improvement, FSA-Insured, 5.125% due 12/1/30                   4,386,631
                 New Albany, OH Community Authority, Community Facilities
                   Revenue, Series B, AMBAC-Insured:
  2,700,000 AAA     5.125% due 10/1/21                                            2,789,640
  5,500,000 AAA     5.200% due 10/1/24                                            5,641,570
  1,630,000 AA-  New Lexington, OH City School District, School Improvement,
                   5.375% due 12/1/21                                             1,711,565
 25,000,000 BBB- Ohio State Air Quality Development Authority, PCR, (The
                   Cleveland Electric Illuminating Co. Project), Series A,
                   6.000% due 12/1/13                                            25,422,250
  2,725,000 AA   Ohio State Building Authority, State Facilities,
                   Administration Building Fund Projects, Series A, 5.000%
                   due 10/1/15                                                    2,870,733


                      See Notes to Financial Statements.



   20 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)      AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                        VALUE
------------------------------------------------------------------------------------------
Ohio -- 7.7% (continued)
                 Ohio State Higher Educational Facilities Commission Revenue:
$ 2,875,000 A2*    John Carroll University Project, 5.850% due 4/1/20         $  3,124,493
                   University of Dayton Project, AMBAC-Insured:
  3,380,000 AAA     5.500% due 12/1/25                                           3,564,954
 11,710,000 AAA     5.500% due 12/1/30                                          12,270,441
  1,500,000 NR   Ohio State Solid Waste Revenue, Republic Engineered Steels
                   Inc., 9.000% due 6/1/21 (b)(g)                                   18,750
  1,000,000 BBB  Ohio State Water Development Authority, Pollution Control
                   Facilities Revenue, (Ohio Edison Co. Project), 5.950% due
                   5/15/29                                                       1,015,550
  5,000,000 Aaa* Plain, OH Local School District, FGIC-Insured, 5.000% due
                   12/1/25                                                       5,041,850
  1,305,000 Aaa* River Valley, OH Local School District, School Facilities
                   Construction & Improvement, FSA-Insured, 5.250% due
                   11/1/21                                                       1,360,776
  7,410,000 A3*  Steubenville, OH Hospital Facilities Revenue, Refunding and
                   Improvement, (Trinity Health System
                   Obligated Group), 6.500% due 10/1/30                          7,912,324
                 University of Cincinnati, OH General Receipts, Series A,
                   FGIC-Insured:
  2,000,000 AAA    5.000% due 6/1/20                                             2,062,100
  2,500,000 AAA    5.000% due 6/1/21                                             2,559,850
  6,310,000 AAA    5.250% due 6/1/24                                             6,498,669
  3,250,000 AAA  Warrensville Heights, OH City School District, School
                   Improvement, FGIC-Insured, 5.750% due 12/1/24                 3,554,070
                 Waterloo, OH Local School District GO, Classroom Facilities
                   Improvement, FGIC-Insured, State Aid Withholding:
  3,000,000 Aaa*    5.125% due 12/1/21                                           3,096,720
  2,000,000 Aaa*    5.128% due 12/1/24                                           2,038,920
------------------------------------------------------------------------------------------
                                                                               229,756,257
------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
                 Tulsa, OK GO:
  2,100,000 AA     5.000% due 3/1/18                                             2,164,764
  2,100,000 AA     5.000% due 3/1/19                                             2,152,689
  2,000,000 AA     5.000% due 3/1/20                                             2,036,240
                 Tulsa, OK Industrial Authority, Hospital Revenue:
  1,975,000 AA     St. John's Medical Center Project, (Pre-Refunded with
                    U.S. government securities to 2/15/06 Call @ 100),
                    6.250% due 2/15/17 (d)                                       2,228,392
    500,000 AAA    Tulsa Regional Medical Center, (Pre-Refunded with cash
                    and U.S. government securities to 6/1/03 Call @ 102),
                    7.200% due 6/1/17                                              531,515
  1,000,000 AA-  Woods County, OK IDA, IDR Refunding, (Cargill Inc.
                   Project), 6.250% due 10/1/14 (f)                              1,061,880
------------------------------------------------------------------------------------------
                                                                                10,175,480
------------------------------------------------------------------------------------------
Oregon -- 1.8%
                 Clackamas County, OR Hospital Facilities Authority Revenue
                   Refunding, Legacy Health System:
  2,000,000 AA     5.750% due 5/1/15                                             2,197,100
  8,000,000 AA     5.250% due 5/1/21                                             8,188,080
  6,665,000 Aaa* Clackamas County, OR School District No. 007J Lake Oswego,
                   MBIA-Insured,
                   5.000% due 6/1/22                                             6,787,303
  2,000,000 AAA  Oregon State Department of Administrative Services, Lottery
                   Revenue, Series A, FSA-Insured,
                   5.500% due 4/1/18                                             2,189,920
  3,000,000 AA+  Oregon State Department of Transportation, Highway User Tax
                   Revenue, Series A,
                   5.125% due 11/15/26                                           3,043,800
                 Oregon State GO:
  6,950,000 AA     Elderly & Disabled Housing Refunding, Series B, 6.375%
                    due 8/1/24                                                   7,114,368
 10,000,000 AA     Veterans' Welfare, Series 82, 5.375% due 12/1/31             10,296,300


                      See Notes to Financial Statements.



   21 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                             SECURITY                        VALUE
-------------------------------------------------------------------------------------------
Oregon -- 1.8% (continued)
$ 2,885,000 AA    Portland, OR Community College District, Series A, 5.000%
                    due 6/1/18                                                 $  3,005,016
                  Washington County, OR GO:
  4,330,000 Aa2*    5.000% due 6/1/21                                             4,412,573
  6,490,000 Aa2*    5.125% due 6/1/23                                             6,592,282
-------------------------------------------------------------------------------------------
                                                                                 53,826,742
-------------------------------------------------------------------------------------------
Pennsylvania -- 2.0%
  1,000,000 B3*   Allegheny County, PA Hospital Development Authority
                    Revenue, (St. Francis Medical Center Project), 5.750% due
                    5/15/17                                                         800,220
                  Kennett, PA Consolidated School District, Series A,
                    FGIC-Insured, State Aid Withholding:
  1,040,000 Aaa*    5.000% due 2/15/18                                            1,082,869
  1,270,000 Aaa*    5.100% due 2/15/19                                            1,322,121
  1,350,000 Aaa*    5.125% due 2/15/20                                            1,399,572
  1,535,000 Aaa*    5.125% due 2/15/21                                            1,580,712
  1,680,000 Aaa*    5.200% due 2/15/23                                            1,722,806
    255,000 Aaa*  Montgomery County, PA IDA Revenue, Pennsburg Nursing &
                    Rehabilitation Center, (Pre-Refunded -- Escrowed with
                    U.S. government securities to 3/31/04 Call @
                    102.775), 7.625% due 7/1/18                                     286,301
  1,605,000 AAA   Northampton County, PA General Purpose Authority, County
                    Agreement Revenue, FSA-Insured, 5.000% due 10/1/19            1,661,464
                  Pennsylvania Economic Development Financing Authority,
                    Resource Recovery Revenue, (Northampton Generating
                    Project), Sub-Series C:
  2,000,000 NR       6.875% due 1/1/11 (b)                                        2,045,140
 12,000,000 NR       6.950% due 1/1/21 (b)                                       12,232,680
 15,200,000 AAA   Philadelphia, PA Gas Works Revenue, 3rd Series,
                    FSA-Insured, 5.125% due 8/1/31                               15,301,840
                  Philadelphia, PA Hospitals & Higher Education Facilities
                    Authority, Hospital Revenue Refunding: The Childrens
                    Hospital of Philadelphia Project:
    300,000 A-1+     Series B, 1.800% due 7/1/25 (c)                                300,000
  1,000,000 A-1+     Series D, 1.800% due 7/1/31 (c)                              1,000,000
    500,000 Baa3*   PA Hospital, (Escrowed to maturity with U.S. government
                     securities), 6.250% due 7/1/06 (d)                             568,900
                  Philadelphia, PA School District GO, Series A, FSA-Insured,
                    State Aid Withholding:
    855,000 AAA     5.750% due 2/1/17                                               953,770
    755,000 AAA     5.750% due 2/1/20                                               832,070
    565,000 AAA     5.750% due 2/1/21                                               618,918
 11,600,000 AAA     5.750% due 2/1/30                                            12,571,152
  2,680,000 AA-   Saint Mary Hospital Authority, Bucks County Catholic Health
                    Initiatives, Series A, (Pre-Refunded with U.S. government
                    securities to 6/1/08 Call @ 101), 5.375% due 12/1/12 (d)      3,041,800
    500,000 A     Shenandoah Valley, PA School District GO, Series B, Capital
                    Appreciation Bonds, zero coupon bond to yield 6.683% due
                    2/1/12                                                          334,800
-------------------------------------------------------------------------------------------
                                                                                 59,657,135
-------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
  3,000,000 AAA   Rhode Island State Economic Development Corp., Airport
                    Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28            3,279,630
-------------------------------------------------------------------------------------------
South Carolina -- 7.6%
                  Building Equity Sooner For Tomorrow, SC Installment
                    Purchase Revenue, (The School District of Greenville
                    County, SC Project):
  9,860,000 AA-      5.875% due 12/1/19                                          10,861,973
  7,195,000 AA-      6.000% due 12/1/20                                           7,949,108
104,825,000 AA-      5.500% due 12/1/28 (e)                                     107,541,015
  1,870,000 AA+   Charleston County, SC Capital Improvement, 5.250% due 5/1/21    1,941,471


                      See Notes to Financial Statements.



   22 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                        VALUE
------------------------------------------------------------------------------------------
South Carolina -- 7.6% (continued)
$ 2,470,000 AAA  South Carolina Jobs EDA Revenue, Myrtle Beach Convention,
                   Series B, MBIA-Insured, 5.250% due 4/1/26                  $  2,529,823
 40,755,000 AAA  South Carolina State, Public Service Authority, Series B,
                   FSA-Insured, 5.125% due 1/1/37                               41,158,067
                 South Carolina Transportation Infrastructure Bank Revenue,
                   Series A, AMBAC-Insured:
 27,250,000 Aaa*   5.100% due 10/1/27                                           27,624,415
 27,500,000 Aaa*   5.125% due 10/1/31                                           27,867,400
------------------------------------------------------------------------------------------
                                                                               227,473,272
------------------------------------------------------------------------------------------
Tennessee -- 2.8%
                 Chattanooga, TN Electrical Revenue:
  1,600,000 AA     5.200% due 9/1/16                                             1,715,040
  1,600,000 AA     5.250% due 9/1/17                                             1,717,264
  1,600,000 AA     5.250% due 9/1/18                                             1,704,960
  6,300,000 AA     5.375% due 9/1/25                                             6,524,721
                 Chattanooga, TN Health and Educational Housing Facilities
                   Board, Mortgage Revenue, Red Bank Health Care,
                   FHA-Insured, (LOC-Citibank N.A.):
    120,000 AA      11.250% due 2/1/05                                             140,600
    180,000 AA      11.250% due 8/1/05                                             216,988
 18,000,000 AAA  Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured,
                   5.625% due 10/1/30 (e)                                       18,909,720
  1,000,000 AAA  Franklin, TN IDB, Multi-Family Housing Revenue, (Landings
                   Apartment Project), Series A, FSA-Insured, 5.900% due
                   10/1/16                                                       1,064,360
                 Hardeman County, TN Correctional Facilities Corp.,
                   Correctional Facilities Revenue:
  1,200,000 NR     6.900% due 8/1/03                                             1,204,056
 11,000,000 NR     7.750% due 8/1/17                                            11,056,980
  5,275,000 AA   Knoxville, TN GO, Series A, 5.000% due 5/1/24                   5,310,817
                 Memphis-Shelby County, TN Sports Authority Inc. Revenue,
                   (Memphis Arena Project), AMBAC-Insured:
  6,915,000 AAA     Series A, 5.125% due 11/1/22                                 7,099,146
  5,665,000 AAA     Series B, 5.125% due 11/1/21                                 5,843,448
                 Tennessee State GO, Series A:
  3,810,000 AA     5.250% due 3/1/17                                             4,049,649
  4,000,000 AA     5.250% due 3/1/18                                             4,227,960
  7,300,000 AA-  Tennessee State School Board Authority, Higher Education
                   Facilities, Second Program, Series A, 5.625% due 5/1/30       7,652,955
                 Williamson County, TN GO:
  1,500,000 Aa1*   5.000% due 3/1/18                                             1,568,580
  1,895,000 Aa1*   Rural Schools, 5.000% due 3/1/18                              1,981,639
------------------------------------------------------------------------------------------
                                                                                81,988,883
------------------------------------------------------------------------------------------
Texas -- 3.3%
    685,000 A    Austin, TX Housing Finance Corp., Multi-Family Housing
                   Revenue, (Stassney Woods Apartments Project), 6.500% due
                   10/1/10                                                         716,291
    500,000 NR   Bexar County, TX Health Facilities Development Corp.
                   Hospital Revenue, (St. Luke's Lutheran Hospital Project),
                   (Pre-Refunded -- Escrowed with U.S. government securities
                   to 5/1/03 Call @ 100), 7.900% due 5/1/18 (d)                    521,120
  1,000,000 AAA  Brazos County, TX Health Facilities Development Corp.,
                   Franciscan Services Corp., Series A,
                   MBIA-Insured, 5.375% due 1/1/17                               1,051,440
  2,600,000 A    Brownsville, TX Naval District, (Union Carbide Corp.
                   Project), 5.100% due 1/1/12                                   2,634,476
  5,520,000 AAA  Burleson, TX ISD, Unrefunded Balance, PSFG-Insured, 6.750%
                   due 8/1/24                                                    6,246,874


                      See Notes to Financial Statements.



   23 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                                SECURITY                       VALUE
---------------------------------------------------------------------------------------------
Texas -- 3.3% (continued)
                  Dallas-Fort Worth, TX International Airport Facilities
                    Improvement Corp. Revenue, American Airlines Inc.:
$ 6,470,000 BB-      6.375% due 5/1/35                                           $  3,743,736
 17,000,000 BB-      Series A, 5.950% due 5/1/29                                   14,799,520
 17,000,000 BB-      Series B, 6.050% due 5/1/29                                   14,803,600
  2,280,000 A3*   El Paso County, TX Housing Finance Corp., Multi-Family
                    Housing Revenue, Las Lomas
                    Apartments, Series A, 6.375% due 12/1/29                        2,372,500
     80,000 AAA   El Paso, TX ISD GO, Unrefunded Balance, 5.900% due 2/15/13           84,349
  1,200,000 A     Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide
                    Corp. Project), 5.100% due 1/1/12                               1,215,912
                  Harris County, TX Health Facilities Development Corp.
                    Hospital Revenue:
    115,000 A2*     Memorial Hospital System Project, 7.125% due 6/1/15               125,226
  2,000,000 AAA     School Health Care System, Series B, (Escrowed to
                     maturity with U.S. government securities Call @ 100),
                     5.750% due 7/1/27                                              2,283,240
  2,410,000 AA      Texas Children's Hospital Project, Series A, 5.375% due
                     10/1/16                                                        2,513,823
  1,000,000 A1*   Harris County, TX Industrial Development Corp., IDR,
                    (Cargill Inc. Project),
                    7.000% due 10/1/15                                              1,022,230
  9,900,000 A-1+  Harris County, TX Toll Road Unlimited Tax and Sub. Lien
                    Revenue, Series F, 1.350% due 8/1/15 (c)                        9,900,000
  1,045,000 AAA   Houston, TX Community College System Revenue, Student Fee,
                    MBIA-Insured,
                    5.650% due 4/15/15                                              1,177,778
                  Lubbock, TX Health Facilities Development Corp. Revenue,
                    St. Joseph Health Systems:
  2,500,000 AA-     5.250% due 7/1/13                                               2,622,100
  3,635,000 AA-     5.250% due 7/1/14                                               3,785,925
  1,000,000 AAA   Midland County, TX Hospital District Revenue,
                    AMBAC-Insured, 5.375% due 6/1/16                                1,041,660
  9,000,000 AAA   North Central, TX Health Facility Development Corp.
                    Revenue, (Zale Lipshy University Project),
                    FSA-Insured, 5.450% due 4/1/15                                  9,616,050
    235,000 NR    Rusk County, TX Health Facilities Corp., Hospital Revenue,
                    (Henderson Memorial Hospital
                    Project), 7.750% due 4/1/13                                       239,672
                  Tarrant County, TX Health Facilities Development Corp.,
                    Fort Worth Osteopathic Hospital, Inc.,
                    Hospital Revenue Refunding and Improvement:
    250,000 Baa3*    Pre-Refunded -- Escrowed with U.S. government securities
                       to 5/15/03 Call @ 102,
                       7.000% due 5/15/28 (d)                                         264,585
    250,000 Baa3*    Unrefunded Balance, 7.000% due 5/15/28                           254,923
                  Texas General Services Commission Partnership Interests
                    COP, (Office Building & Land Acquisition Project):
    130,000 A-       7.000% due 8/1/14                                                135,795
    330,000 A-       7.000% due 8/1/24                                                342,873
  9,035,000 Aa1*  Texas State GO, Veterans Housing Assistance, Series B-4,
                    6.700% due 12/1/24                                              9,291,413
                  Tyler, TX Health Facilities Development Corp., (East Texas
                    Medical Center Project):
  1,350,000 AAA     Series A, MBIA-Insured, 5.500% due 11/1/17                      1,437,385
  1,000,000 AAA     Series B, FSA-Insured, 5.500% due 11/1/17                       1,064,730
  3,000,000 AAA     Series C, FSA-Insured, 5.500% due 11/1/17                       3,194,190
    250,000 NR    Winters, TX Waterworks & Sewer System Revenue,
                    FMHA-Insured, (Pre-Refunded -- Escrowed
                    with U.S. government securities to 8/1/03 Call @ 100),
                     8.500% due 8/1/17 (d)                                            265,910
------------------------------------------------------------------------------------------
                                                                                   98,769,326
------------------------------------------------------------------------------------------
Utah -- 0.4%
  6,700,000 A-1+  Utah County, UT Hospital Revenue, IHC Health Services Inc.,
                    Series C, 1.750% due 5/15/35 (c)                                6,700,000
  4,000,000 A-1+  Utah State, GO, Series A, 1.350% due 7/1/16 (c)                   4,000,000
------------------------------------------------------------------------------------------
                                                                                   10,700,000
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   24 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT   RATING(a)                            SECURITY                          VALUE
-------------------------------------------------------------------------------------------
Virginia -- 1.8%
                Arlington County, VA IDA Multi-Family Housing Mortgage
                  Revenue:
                  Sr. Lien, Arlington Housing Corp.:
$  705,000 A       6.300% due 7/1/16                                           $    744,684
   750,000 A       6.350% due 7/1/20                                                789,330
 1,000,000 A       6.375% due 7/1/25                                              1,046,880
 1,000,000 A      Woodbury Park Apartments, Series A, 5.350% due 7/1/18           1,028,880
   200,000 AAA  Fairfax County, VA Redevelopment & Housing Authority,
                  Multi-Family Housing Revenue
                  Refunding, Paul Spring Retirement Center, Series A,
                   FHA-Insured, 5.900% due 6/15/17                                  213,460
 1,425,000 AAA  Harrisonburg, VA Redevelopment & Housing Authority,
                  Multi-Family Housing Revenue Refunding, (Battery Heights
                  Associates), Series A, GNMA-Collateralized, 6.100% due
                  4/20/16                                                         1,517,240
 2,160,000 AA+  Norfolk, VA Redevelopment & Housing Authority, Educational
                  Facilities Revenue,
                  Tidewater Community College Campus, 5.875% due 11/1/15          2,407,126
 1,000,000 BBB  Peninsula Ports Authority of Virginia, Coal Terminal
                  Revenue Refunding, (Dominion
                  Terminal Associates Project), 7.375% due 6/1/20                 1,026,580
   500,000 AAA  Prince William County, VA IDA, Potomac Place Revenue
                  Refunding, Series A,
                  GNMA-Collateralized, 6.250% due 12/20/27                          541,040
20,000,000 AAA  Richmond, VA Public Utility Revenue, FSA-Insured, 5.000%
                  due 1/15/33                                                    20,087,800
 1,250,000 A+   Virginia College Building Authority, VA Educational
                  Facilities Revenue Refunding,
                  (Hampton University Project), 5.750% due 4/1/14                 1,301,525
                Virginia State Housing Development Authority, Commonwealth
                  Mortgage Revenue:
                  Series D:
   140,000 AA+     Sub-Series D-1, Remarketed 9/12/95, 6.400% due 7/1/17            144,906
 1,315,000 AA+     Sub-Series D-3, Remarketed 5/30/96, 5.800% due 7/1/10          1,391,941
                   Sub-Series D-4, Remarketed 7/16/96:
 1,330,000 AA+       6.100% due 1/1/11                                            1,405,172
 1,365,000 AA+       6.100% due 7/1/11                                            1,441,768
 1,400,000 AA+       6.125% due 1/1/12                                            1,475,838
 1,440,000 AA+       6.125% due 7/1/12                                            1,518,005
   140,000 AA+       6.150% due 1/1/13                                              140,503
15,000,000 AAA    Series J, Sub-Series J-1, MBIA-Insured, 5.200% due 7/1/19      15,459,000
----------------------------------------------------------------------------------------
                                                                                 53,681,678
----------------------------------------------------------------------------------------
Washington -- 0.0%
   250,000 AAA  Washington State Public Power Supply System, (Nuclear
                  Project No. 1), Series B,
                  FGIC/TCRS-Insured, 7.125% due 7/1/16                              322,695
----------------------------------------------------------------------------------------
West Virginia -- 0.4%
 4,190,000 A    Kanawha County, WV PCR, (Union Carbide Corp. Project),
                  5.100% due 1/1/12                                               4,245,559
 7,540,000 A    South Charleston, WV PCR, (Union Carbide Corp. Project),
                  5.100% due 1/1/12                                               7,639,980
----------------------------------------------------------------------------------------
                                                                                 11,885,539
----------------------------------------------------------------------------------------
Wisconsin -- 0.2%
 1,325,000 Aaa* Winneconne, WI Community School District GO,
                  (Pre-Refunded -- Escrowed with state and local government
                  securities to 4/1/06 Call @ 100), FGIC-Insured, 6.750%
                  due 4/1/16                                                      1,523,604
 1,490,000 AA   Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                  6.450% due 3/1/17                                               1,546,993
                Wisconsin State Health & Educational Facilities Authority
                  Revenue:
 1,000,000 A      Kenosha Hospital & Medical Center Project, 5.700% due
                   5/15/20                                                        1,015,450
 1,000,000 AAA    Medical College of Wisconsin Inc. Project, MBIA-Insured,
                   5.400% due 12/1/16                                             1,060,440
----------------------------------------------------------------------------------------
                                                                                  5,146,487
----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   25 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 AUGUST 31, 2002


   FACE
  AMOUNT    RATING(a)                            SECURITY                        VALUE
-------------------------------------------------------------------------------------------
Wyoming -- 0.1%
                Wyoming Community Development Authority, Housing Revenue:
$ 1,920,000 AA    Series 1, 5.450% due 12/1/29                               $    1,972,243
  2,000,000 AA    Series 4, 5.900% due 12/1/14                                    2,109,900
-----------------------------------------------------------------------------------------
                                                                                  4,082,143
-----------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $2,851,362,367**)                                   $2,985,019,670
-----------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)All or a portion of this security has been segregated by Custodian for open purchase commitments and/or futures contract commitments.
(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)Security is currently in default.
**Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 27 and 28 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



   26 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



   27 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch IBCA, Duff & Phelps ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA     -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)

ABAG    --Association of Bay Area Governments          IDA     --  Industrial Development Authority
AIG     --American International Guaranty              IDB     --Industrial Development Board
AMBAC   --AMBAC Indemnity Corporation                  IDR     --Industrial Development Revenue
BAN     --Bond Anticipation Notes                      INFLOS  --Inverse Floaters
BIG     --Bond Investors Guaranty                      ISD     --Independent School District
CGIC    --Capital Guaranty Insurance Company           LOC     --Letter of Credit
CHFCLI  --California Health Facility Construction      MBIA    --Municipal Bond Investors Assurance
           Loan Insurance                                         Corporation
COP     --Certificate of Participation                 MVRICS  --Municipal Variable Rate Inverse Coupon
EDA     --Economic Development Authority                          Security
ETM     --Escrowed To Maturity                         PCR     --Pollution Control Revenue
FAIRS   --Floating Adjustable Interest Rate Securities PSFG    --Permanent School Fund Guaranty
FGIC    --Financial Guaranty Insurance Company         Q-SBLF  --Qualified School Bond Loan Fund
FHA     --Federal Housing Administration               RAN     --Revenue Anticipation Notes
FHLMC  --  Federal Home Loan Mortgage Corporation      RIBS    --Residual Interest Bonds
FMHA    --Farmers Home Administration                  RITES   --Residual Interest Tax-Exempt Security
FNMA    --Federal National Mortgage Association        SYCC    --Structured Yield Curve Certificate
FRTC    --Floating Rate Trust Certificates             TAN     --Tax Anticipation Notes
FSA     --Federal Savings Association                  TCRS    --Transferable Custodial Receipts
GIC     --Guaranteed Investment Contract               TECP    --Tax Exempt Commercial Paper
GNMA    --Government National Mortgage Association     TOB     --Tender Option Bonds
GO      --General Obligation                           TRAN    --Tax and Revenue Anticipation Notes
HDC     --Housing Development Corporation              VAN     --Veterans Administration
HFA     --Housing Finance Authority                    VRDD    --Variable Rate Daily Demand
                                                       VRWE    --Variable Rate Wednesday Demand


   28 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                 AUGUST 31, 2002



ASSETS:
   Investments, at value (Cost -- $2,851,362,367)                                  $2,985,019,670
   Interest receivable                                                                 40,223,386
   Receivable for securities sold                                                       7,109,183
   Receivable for Fund shares sold                                                      2,537,163
-------------------------------------------------------------------------------------------------
   Total Assets                                                                     3,034,889,402
-------------------------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                                    4,858,733
   Payable for Fund shares purchased                                                    3,684,416
   Payable to broker -- variation margin                                                1,359,375
   Investment advisory fee payable                                                        817,755
   Payable to bank                                                                        486,263
   Administration fee payable                                                             436,763
   Distribution fees payable                                                              361,834
   Accrued expenses                                                                       363,282
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                                   12,368,421
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,022,520,981
-------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                                     $    1,909,452
   Capital paid in excess of par value                                              3,015,255,545
   Overdistributed net investment income                                                 (621,200)
   Accumulated net realized loss from security transactions and futures contracts    (106,442,150)
   Net unrealized appreciation of investments and futures contracts                   112,419,334
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,022,520,981
-------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                                              3,923,021
---------------------------------------------------------------------------------------------
   Class A                                                                            131,760,204
---------------------------------------------------------------------------------------------
   Class B                                                                             41,127,442
---------------------------------------------------------------------------------------------
   Class L                                                                             12,093,303
---------------------------------------------------------------------------------------------
   Class Y                                                                              2,041,256
---------------------------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                                          $15.79
---------------------------------------------------------------------------------------------
   Class A (and redemption price)                                                          $15.83
---------------------------------------------------------------------------------------------
   Class B*                                                                                $15.84
---------------------------------------------------------------------------------------------
   Class L**                                                                               $15.83
---------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                          $15.85
---------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 4.99% of net asset value per share)                       $16.58
---------------------------------------------------------------------------------------------
   Class A (net asset value plus 4.17% of net asset value per share)                       $16.49
---------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)                       $15.99
-------------------------------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3). **Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within first year of purchase.


                      See Notes to Financial Statements.



   29 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED AUGUST 31, 2002


 INVESTMENT INCOME:
    Interest                                                     $ 79,824,901
 --------------------------------------------------------------------------
 EXPENSES:
    Investment advisory fee (Note 3)                                4,669,000
    Distribution fees (Note 3)                                      4,346,666
    Administration fee (Note 3)                                     2,610,766
    Shareholder and system servicing fees                             496,400
    Registration fees                                                  57,125
    Custody                                                            53,852
    Shareholder communication fees                                     48,524
    Pricing service fees                                               39,988
    Audit and legal                                                    38,357
    Directors' fees                                                    37,640
    Other                                                              11,683
 --------------------------------------------------------------------------
    Total Expenses                                                 12,410,001
 --------------------------------------------------------------------------
 Net Investment Income                                             67,414,900
 --------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Loss From:
      Security transactions (excluding short-term securities)     (44,983,037)
      Futures contracts                                            (1,057,845)
 --------------------------------------------------------------------------
    Net Realized Loss                                             (46,040,882)
 --------------------------------------------------------------------------
    Change in Net Unrealized Appreciation (Note 1)                 69,944,213
 --------------------------------------------------------------------------
 Net Gain on Investments and Futures Contracts                     23,903,331
 --------------------------------------------------------------------------
 Increase in Net Assets From Operations                          $ 91,318,231
 --------------------------------------------------------------------------


                      See Notes to Financial Statements.



   30 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended August 31, 2002 (unaudited) and For the Year Ended February 28, 2002

                                                                        August 31      February 28
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $   67,414,900  $  140,444,482
   Net realized gain (loss)                                             (46,040,882)     63,822,037
   Increase (decrease) in net unrealized appreciation                    69,944,213     (25,320,446)
----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                91,318,231     178,946,073
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                                (69,179,706)   (141,793,127)
   Excess of net investment income                                               --      (1,507,158)
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders            (69,179,706)   (143,300,285)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                                     175,313,527     466,815,208
   Net asset value of shares issued for reinvestment of dividends        39,898,528      82,824,606
   Cost of shares reacquired                                           (249,413,358)   (612,484,224)
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                  (34,201,303)    (62,844,410)
----------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                  (12,062,778)    (27,198,622)

NET ASSETS:
   Beginning of period                                                3,034,583,759   3,061,782,381
----------------------------------------------------------------------------------------------------
   End of period*                                                    $3,022,520,981  $3,034,583,759
----------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:      $(621,200)     $1,143,606
----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



   31 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 28, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $329,191 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective March 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended August 31, 2002, interest income increased by $21,590, net realized losses increased by $72,722 and the change in net unrealized appreciation of investments increased by $51,132.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

   32 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended August 31, 2002, the Fund paid transfer agent fees of $347,303 to CTB.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. SSB and certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2002, SSB and its affiliates received sales charges of approximately $59,000, $1,217,000 and $139,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the six months ended August 31, 2002 CDSCs paid to SSB and its affiliates were approximately:

                               Class A Class B  Class L
                         ------------------------------
                         CDSCs $9,000  $362,000 $13,000
                         ------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

   33 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

For the six months ended August 31, 2002 total Distribution Plan fees incurred were:

                                     Class A    Class B   Class L
             -----------------------------------------------------
             Distribution Plan Fees $1,554,347 $2,141,424 $650,895
             -----------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended August 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                            ------------------------
                            Purchases $  938,869,872
                            ------------------------
                            Sales      1,183,352,262
                            ------------------------

At August 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                  -------------------------------------------
                  Gross unrealized appreciation $163,006,226
                  Gross unrealized depreciation  (29,348,923)
                  -------------------------------------------
                  Net unrealized appreciation   $133,657,303
                  -------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 2002, the Fund had the following open futures contracts:

                   Expiration   # of       Basis        Market     Unrealized
 To Sell:          Month/Year Contracts    Value        Value         Loss
 ------------------------------------------------------------------------------
 U.S. 30 Year Bond    9/02      4,350   $461,068,281 $482,306,250 $(21,237,969)
 ------------------------------------------------------------------------------


  34 Smith Barney Managed Municipals Fund Inc.  | 2002 Semi-Annual Report to
                                 Shareholders

6. Capital Shares

At August 31, 2002, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                   Six Months Ended              Year Ended
                                   August 31, 2002            February 28, 2002
                              -------------------------  --------------------------
                                Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------
Class 1
Shares sold                      110,163  $   1,716,554      327,160  $   4,844,906
Shares issued on reinvestment     95,586      1,487,418      198,960      3,093,171
Shares reacquired               (237,679)    (3,700,851)    (716,814)   (10,899,982)
------------------------------------------------------------------------------------
Net Decrease                     (31,930) $    (496,879)    (190,694) $  (2,961,905)
------------------------------------------------------------------------------------
Class A
Shares sold                    7,090,477  $ 110,544,649   21,647,717  $ 332,846,006
Shares issued on reinvestment  1,787,400     27,877,536    3,612,552     56,231,504
Shares reacquired             (8,880,467)  (138,486,416) (22,809,920)  (350,992,783)
------------------------------------------------------------------------------------
Net Increase (Decrease)           (2,590) $     (64,231)   2,450,349  $  38,084,727
------------------------------------------------------------------------------------
Class B
Shares sold                    2,735,233  $  42,805,433    5,152,297  $  78,922,136
Shares issued on reinvestment    508,923      7,942,514    1,178,077     18,341,277
Shares reacquired             (5,714,225)   (89,089,584) (14,274,614)  (220,965,608)
------------------------------------------------------------------------------------
Net Decrease                  (2,470,069) $ (38,341,637)  (7,944,240) $(123,702,195)
------------------------------------------------------------------------------------
Class L
Shares sold                    1,293,474  $  20,246,891    2,599,681  $  40,202,160
Shares issued on reinvestment    157,566      2,458,419      310,869      4,838,646
Shares reacquired             (1,077,028)   (16,827,224)  (1,636,286)   (25,080,459)
------------------------------------------------------------------------------------
Net Increase                     374,012  $   5,878,086    1,274,264  $  19,960,347
------------------------------------------------------------------------------------
Class Y
Shares sold                           --  $          --      628,931  $  10,000,000
Shares issued on reinvestment      8,493        132,641       20,544        320,008
Shares reacquired                (85,090)    (1,309,283)    (288,746)    (4,545,392)
------------------------------------------------------------------------------------
Net Increase (Decrease)          (76,597) $  (1,176,642)     360,729  $   5,774,616
------------------------------------------------------------------------------------

7. Capital Loss Carryforward

At February 28, 2002, the Fund had, for Federal income tax purposes, approximately $60,102,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                          2008        2009
                  --------------------------------------------
                  Carryforward Amounts $26,183,000 $33,919,000
                  --------------------------------------------


   35 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

Class 1 Shares                         2002/(1)(2)/     2002/(2)/     2001/(2)(3)/
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $15.68         $15.52          $15.10
--------------------------------------------------------------------------------------
Income From Operations:
 Net investment income/(4)/                 0.36           0.73            0.39
 Net realized and unrealized gain/(4)/      0.13           0.20            0.42
--------------------------------------------------------------------------------------
Total Income From Operations                0.49           0.93            0.81
--------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.38)         (0.76)          (0.39)
 Excess of net investment income              --          (0.01)             --
--------------------------------------------------------------------------------------
Total Distributions                        (0.38)         (0.77)          (0.39)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period            $15.79         $15.68          $15.52
--------------------------------------------------------------------------------------
Total Return                                3.18%++        6.17%           5.42%++
--------------------------------------------------------------------------------------
Net Assets, End of Period (000s)         $61,928        $62,001         $64,338
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.71%+         0.78%           0.53%+
 Net investment income/(4)/                 4.59+          4.69            5.11+
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                       32%            84%             56%
--------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 12, 2000 (inception date) to February 28, 2001.
(4)The Fund adopted the change in the accounting method discussed in Note 1 to the financial statements, for the six months ended August 31, 2002. However, this change was less than $0.01, $0.01 and 0.01% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



   36 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                                   2002/(1)(2)/     2002/(2)/     2001/(2)/     2000/(2)(3)/     1999/(2)/    1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $15.71            $15.52        $14.16           $15.93       $16.19   $15.61
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/                        0.36              0.75          0.77             0.75         0.74     0.79
  Net realized and unrealized gain
   (loss)/(4)/                                      0.13              0.20          1.35            (1.79)       (0.10)    1.06
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.49              0.95          2.12            (1.04)        0.64     1.85
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.37)            (0.75)        (0.76)           (0.73)       (0.74)   (0.79)
  Excess of net investment income                     --             (0.01)           --               --        (0.05)      --
  Net realized gains                                  --                --            --               --        (0.11)   (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.37)            (0.76)        (0.76)           (0.73)       (0.90)   (1.27)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $15.83            $15.71        $15.52           $14.16       $15.93   $16.19
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                        3.20%++           6.29%        15.33%           (6.62)%       4.07%   12.30%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $2,085            $2,070        $2,008           $1,778       $2,476   $2,367
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          0.68%+            0.68%         0.68%            0.68%        0.67%    0.68%
  Net investment income/(4)/                        4.62+             4.79          5.15             5.02         4.63     4.98
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               32%               84%           56%              55%          45%     110%
--------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)The Fund adopted the change in the accounting method discussed in Note 1 to the financial statements, for the six months ended August 31, 2002. However, this change was less than $0.01, $0.01 and 0.01% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.


  37 Smith Barney Managed Municipals Fund Inc.  | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares                                2002/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/     1999/(2)/    1998
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $15.72      $15.53    $14.16     $15.92          $16.19   $15.60
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                       0.32        0.66      0.69       0.68            0.66     0.72
 Net realized and unrealized gain (loss)/(4)/     0.13        0.21      1.36      (1.79)          (0.11)    1.06
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.45        0.87      2.05      (1.11)           0.55     1.78
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.33)      (0.67)    (0.68)     (0.65)          (0.66)   (0.71)
 Excess of net investment income                    --       (0.01)       --         --           (0.05)      --
 Net realized gains                                 --          --        --         --           (0.11)   (0.48)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.33)      (0.68)    (0.68)     (0.65)          (0.82)   (1.19)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $15.84      $15.72    $15.53     $14.16          $15.92   $16.19
-----------------------------------------------------------------------------------------------------------------
Total Return                                      2.92%++     5.72%    14.75%     (7.08)%          3.48%   11.81%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $651        $685      $801       $850          $1,206   $1,125
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                         1.20%+      1.20%     1.20%      1.21%           1.19%    1.20%
 Net investment income/(4)/                       4.10+       4.25      4.63       4.50            4.11     4.46
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             32%         84%       56%        55%             45%     110%
-----------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)The Fund adopted the change in the accounting method discussed in Note 1 to the financial statements, for the six months ended August 31, 2002. However, this change was less than $0.01, $0.01 and 0.01% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


   38 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                2002/(1)(2)/ 2002/(2)/     2001/(2)/ 2000/(2)(3)/     1999/(2)(4)/ 1998/(2)/
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $15.71      $15.52        $14.15     $15.92           $16.18      $15.60
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(5)/                        0.32        0.66          0.68       0.67             0.65        0.70
 Net realized and unrealized gain (loss)/(5)/      0.13        0.20          1.36      (1.80)           (0.10)       1.06
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.45        0.86          2.04      (1.13)            0.55        1.76
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.33)      (0.66)        (0.67)     (0.64)           (0.65)      (0.70)
 Excess of net investment income                     --       (0.01)           --         --            (0.05)         --
 Net realized gains                                  --          --            --         --            (0.11)      (0.48)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.33)      (0.67)        (0.67)     (0.64)           (0.81)      (1.18)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $15.83      $15.71        $15.52     $14.15           $15.92      $16.18
--------------------------------------------------------------------------------------------------------------------------
Total Return                                       2.90%++     5.68%        14.72%     (7.19)%           3.49%      11.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $191,424    $184,106      $162,129   $141,570         $183,578    $126,766
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          1.24%+      1.24%         1.25%      1.25%            1.24%       1.25%
 Net investment income/(5)/                        4.06+       4.22          4.58       4.46             4.06        4.38
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              32%         84%           56%        55%              45%        110%
--------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)On June 12, 1998, Class C shares were renamed Class L shares.
(5)The Fund adopted the change in the accounting method discussed in Note 1 to the financial statements, for the six months ended August 31, 2002. However, this change was less than $0.01, $0.01 and 0.01% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


   39 Smith Barney Managed Municipals Fund Inc. | 2002 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                                2002/(1)(2)/     2002/(2)/     2001/(2)/     2000/(2)(3)/     1999/(2)/ 1998/(2)/
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $15.73         $15.54        $14.18          $15.95         $16.19    $15.60
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                        0.38           0.77          0.79            0.79           0.73      0.82
 Net realized and unrealized gain (loss)/(4)/      0.13           0.21          1.36           (1.80)         (0.04)     1.07
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.51           0.98          2.15           (1.01)          0.69      1.89
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.39)         (0.78)        (0.79)          (0.76)         (0.76)    (0.82)
 Excess of net investment income                     --          (0.01)           --              --          (0.06)       --
 Net realized gains                                  --             --            --              --          (0.11)    (0.48)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.39)         (0.79)        (0.79)          (0.76)         (0.93)    (1.30)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $15.85         $15.73        $15.54          $14.18         $15.95    $16.19
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                       3.29%++        6.47%        15.52%          (6.44)%         4.39%    12.56%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $32,348        $33,310       $27,313         $38,110        $11,626   $11,893
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                          0.50%+         0.50%         0.50%           0.51%          0.50%     0.52%
 Net investment income/(4)/                        4.80+          4.92          5.33            5.27           4.84      5.06
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              32%            84%           56%             55%            45%      110%
-------------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)The Fund adopted the change in the accounting method discussed in Note 1 to the financial statements, for the six months ended August 31, 2002. However, this change was less than $0.01, $0.01 and 0.01% for net investment income, net realized and unrealized gain and annualized ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


  40 Smith Barney Managed Municipals Fund Inc.  | 2002 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



          DIRECTORS                    INVESTMENT ADVISER
          Herbert Barg                 AND ADMINISTRATOR
          Alfred J. Bianchetti         Smith Barney Fund
          Dwight B. Crane                Management LLC
          Burt N. Dorsett
          R. Jay Gerken, Chairman      DISTRIBUTORS
          Elliot S. Jaffe              Salomon Smith Barney Inc.
          Stephen E. Kaufman           PFS Distributors, Inc.
          Joseph J. McCann
          Cornelius C. Rose Jr.        CUSTODIAN
                                       State Street Bank and
          OFFICERS                       Trust Company
          R. Jay Gerken
          President and Chief          TRANSFER AGENT
          Executive Officer            Citicorp Trust Bank, fsb.
                                       125 Broad Street, 11th Floor
          Lewis E. Daidone             New York, New York 10004
          Senior Vice President and
          Chief Administrative Officer SUB-TRANSFER AGENTS
                                       PFPC Global Fund Services
          Richard L. Peteka            P.O. Box 9699
          Chief Financial Officer      Providence, Rhode Island
          and Treasurer                02940-9699

          Joseph P. Deane              Primerica Shareholder Services
          Vice President and           P.O. Box 9662
          Investment Officer           Providence, Rhode Island
                                       02940-9662
          David Fare
          Investment Officer

          Kaprel Ozsolak
          Controller

          Christina T. Sydor
          Secretary

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10 Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



SalomonSmithBarney
A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD0435 10/02                                                   02-3957